UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21561

                    OPPENHEIMER PRINCIPAL PROTECTED TRUST III
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 08/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III PORTFOLIO ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

     Equity              53.9%
     Fixed Income        25.7
     Cash Equivalents*   20.4

The Fund seeks exposure to the equity markets by investing in the Oppenheimer Main Street Fund. Information relating to the Oppenheimer Main Street Fund's portfolio holdings appears below.

* The majority of the Fund's cash equivalent holdings at period end represent the cash used to back S&P 500 Index futures. The Fund lends its portfolio securities from time to time in order to earn additional income. A portion of the Fund's cash equivalent holdings at period end represent the investment of collateral it has received for securities currently on loan.

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND) SECTOR ALLOCATION
--------------------------------------------------------------------------------
Financials                                                                23.2%
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Information Technology                                                    15.9
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Industrials                                                               13.3
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Energy                                                                    12.7
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Health Care                                                               12.2
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Consumer Staples                                                           8.2
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Consumer Discretionary                                                     7.8
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Materials                                                                  2.7
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Telecommunication Services                                                 2.6
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Utilities                                                                  1.4

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on the total market value of common stocks.


            10 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

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OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND) TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                 12.0%
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Diversified Financial Services                                             6.5
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Pharmaceuticals                                                            5.7
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Insurance                                                                  5.4
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Commercial Banks                                                           4.9
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Capital Markets                                                            4.8
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Health Care Providers & Services                                           4.7
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Computers & Peripherals                                                    4.0
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Industrial Conglomerates                                                   3.9
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Aerospace & Defense                                                        3.9

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on net assets.

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND) TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          3.8%
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General Electric Co.                                                       2.7
--------------------------------------------------------------------------------
Bank of America Corp.                                                      2.4
--------------------------------------------------------------------------------
Citigroup, Inc.                                                            2.3
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Microsoft Corp.                                                            2.0
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Chevron Corp.                                                              1.6
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Johnson & Johnson                                                          1.6
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JPMorgan Chase & Co.                                                       1.6
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Altria Group, Inc.                                                         1.5
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Pfizer, Inc.                                                               1.4

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.


            11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

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FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ended August 31, 2006, Oppenheimer Principal Protected Main Street Fund III's Class A shares (without sales charge) had a total return of 3.48%, which was below the S&P 500 Index's total return of 8.87%. During periods of rising stock markets, principal protected funds tend to lag behind pure stock market indices, because they typically have less than 100% of their net assets invested in the equity markets. The Fund's main goal is not to chase absolute returns, but to preserve investor's capital, while staying competitive with its peers.

     The equity component of the Fund's portfolio is invested in Class Y shares of Oppenheimer Main Street Fund and in S&P 500 Index Futures. The use of S&P 500 Index Futures as an alternative equity instrument allows the Fund to maintain liquidity to meet shareholder redemptions, reduce trading costs, and take advantage of possible imbalances in stock market fair value. The fixed income component is invested primarily in Treasury STRIPS that mature on or around the end of the seven-year Warranty Period. 5 The asset allocation of the Oppenheimer Principal Protected Main Street Fund III will shift over time based on market factors such as interest rates, stock market performance and certain volatility measures. Additionally, there is a predefined algorithm that dictates the maximum percentage the Fund can invest in equity securities. This algorithm is based in part on current stock weightings and changes in the market environment (including interest rates, stock market performance and volatility).

     OppenheimerFunds' risk management team monitors the Fund's asset allocation and keeps the Fund's equity percentage dynamically set, depending on market conditions. In an up stock market, the Fund buys shares of the Oppenheimer Main Street Fund to take advantage of stock market potential. While in a down market, the Fund sells shares of the Oppenheimer Main Street Fund and buys Treasury STRIPS to help limit the downside of the market. In the sideways market, the algorithm allows the Fund "to stay still" in order to avoid unnecessary trading costs. The Fund began the Warranty Period with approximately

OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III MAY NOT BE SUITABLE FOR INVESTORS WHO NEED TO REDEEM SHARES PRIOR TO MATURITY, OR WHO NEED TO RECEIVE DIVIDENDS IN CASH.

5. The Fund invests a significant portion of assets in Treasury STRIPS, which are sold at a discount and accrue to par value at maturity. For taxable income purposes the discount on these treasury strips is amortized into income daily using a level yield method over the holding period of the security, thus investors will have taxable income.


            12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

47% of the total market value of investments allocated to the fixed-income component, 42% to the equity component and 11% to cash. 6 However, as of August 31, 2006, 54% of the Fund's total market value of investments was allocated to the equity component, 26% to the fixed-income component, and 20% to cash and cash equivalents. The majority of the Fund's cash equivalent holdings at period end represent the cash used to back S&P 500 Index futures. The Fund lends its portfolio securities from time to time in order to earn additional income. A portion of the Fund's cash equivalent holdings at period end represent the investment of collateral it has received for securities currently on loan.

     For the year ending August 31, 2006, the Oppenheimer Main Street Fund Class Y shares produced a total return of 9.63%, which was higher than the return of its benchmark, the S&P 500 Index, which returned 8.87%. Management of the underlying fund, the Oppenheimer Main Street Fund, attributes this performance to its security selection strategy, which produced especially attractive relative performance in the consumer staples, health care, financials and industrial sectors. In addition, the management team's sector allocation strategy helped boost returns among energy stocks.

     Oppenheimer Main Street Fund's risk management disciplines continued to work well. For example, as of the end of the reporting period, Oppenheimer Main Street Fund was diversified across approximately 426 individual stocks representing all of the economic sectors in the S&P 500 Index. No stock held by Oppenheimer Main Street Fund is overweighted by more than 0.52% or underweighted by more than 0.78% relative to the S&P 500 Index benchmark. As a result, the performance of the Oppenheimer Main Street Fund is not dependent on making large, risky bets on individual stocks but on the effectiveness of its disciplined quantitative models and its active market cap allocation strategies.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2006. Performance is measured from inception of the classes on October 7, 2004. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B,

6. Allocating assets to debt securities reduces the Fund's ability to participate fully in upward movements of the equity markets. This represents some loss of opportunity, or opportunity cost, compared to a portfolio that is substantially invested in equities. The Fund may allocate a substantial portion, and under certain conditions, all of its assets, to U.S. Government securities in order to attempt to keep the value of the Fund's assets at a level equal to or above the value of the Warranty Amount. In the event of reallocation of 100% of the Fund's assets to U.S. Government securities, the Fund might not be permitted to allocate its assets to equity securities for the remainder of the Warranty Period.


            13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

     The Fund's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


            14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

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CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Principal Protected Main Street Fund III (Class A)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer
             Principal Protected
             Main Street Fund III
                  (Class A)         S&P 500 Index

10/07/2004           9,425              10,000
11/30/2004           9,441              10,563
02/28/2005           9,402              10,881
05/31/2005           9,446              10,819
08/31/2005           9,591              11,135
11/30/2005           9,666              11,455
02/28/2006           9,850              11,794
05/31/2006           9,710              11,753
08/31/2006           9,924              12,123

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year -2.47%   Since Inception (10/7/04) -0.40%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR, IF REDEEMED PRIOR TO THE END OF THE WARRANTY PERIOD (DECEMBER 16, 2011), LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 19 FOR FURTHER INFORMATION.


            15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

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FUND PERFORMANCE DISCUSSION
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CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Principal Protected Main Street Fund III (Class B)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer
             Principal Protected
             Main Street Fund III
                  (Class B)         S&P 500 Index

10/07/2004          10,000              10,000
11/30/2004          10,007              10,563
02/28/2005           9,949              10,881
05/31/2005           9,986              10,819
08/31/2005          10,103              11,135
11/30/2005          10,159              11,455
02/28/2006          10,334              11,794
05/31/2006          10,166              11,753
08/31/2006           9,968              12,123

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year -2.38%   Since Inception (10/7/04) -0.17%


            16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Principal Protected Main Street Fund III (Class C)
   S&P 500 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer
             Principal Protected
             Main Street Fund III
                  (Class C)         S&P 500 Index

10/07/2004          10,000              10,000
11/30/2004          10,007              10,563
02/28/2005           9,951              10,881
05/31/2005           9,991              10,819
08/31/2005          10,111              11,135
11/30/2005          10,171              11,455
02/28/2006          10,346              11,794
05/31/2006          10,177              11,753
08/31/2006          10,383              12,123

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year 1.69%   Since Inception (10/7/04) 2.00%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR, IF REDEEMED PRIOR TO THE END OF THE WARRANTY PERIOD (DECEMBER 16, 2011), LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 19 FOR FURTHER INFORMATION.


            17 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Principal Protected Main Street Fund III (Class N)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer
             Principal Protected
             Main Street Fund III
                  (Class N)         S&P 500 Index

10/07/2004          10,000              10,000
11/30/2004          10,013              10,563
02/28/2005           9,970              10,881
05/31/2005          10,023              10,819
08/31/2005          10,157              11,135
11/30/2005          10,230              11,455
02/28/2006          10,420              11,794
05/31/2006          10,264              11,753
08/31/2006          10,481              12,123

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year 2.19%   Since Inception (10/7/04) 2.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR, IF REDEEMED PRIOR TO THE END OF THE WARRANTY PERIOD (DECEMBER 16, 2011), LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 19 FOR FURTHER INFORMATION.


            18 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES
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Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

The Fund has entered into a warranty agreement with Merrill Lynch Bank USA, "the warranty provider" to make sure that the value of each shareholder's account on the maturity date (December 16, 2011) will be at least equal to a shareholder's original investment (reduced by any adjustments to the warranty amount permitted by the Warranty Agreement, and less any redemptions of Fund shares or distributions taken in cash, sales charges, and extraordinary Fund expenses). The Warranty is solely the obligation of the Warranty provider to the Fund, not the shareholders. The Warranty is dependent on the financial ability of the Warranty provider to pay. The Warranty Amount will be reduced by any redemptions of Fund shares or distributions taken in cash, sales charges and extraordinary fund expenses. Distributions from the Fund are taxable whether or not shareholders reinvest them in additional shares of the Fund. The Warranty does not apply to shares redeemed during the Warranty Period, and you can lose money on shares you redeem early. Neither the Fund nor OppenheimerFunds, Inc. is obligated to replace the Warranty provider should it be unable to make payments necessary to support the Warranty Amount. The Financial Warranty increases the Fund's expenses that shareholders pay and could lower Fund performance. Shareholders must redeem their shares in the Fund on, and only on, the


            19 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES
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Maturity Date (expected to be December 16, 2011) to receive the greater of the then-current net asset value of the Fund or their Warranty Amount. Prior to the Maturity Date the Fund will provide each shareholder a notice to remind them that shares must be redeemed on the Maturity Date to receive the full benefit of the Financial Warranty. After the Maturity Date, shares of the Fund will not be covered under the terms of the Financial Warranty and will be subject to market fluctuations and the shares will then be redeemable at the Fund's then-current net asset value, which may be lower than the Warranty Amount.

Shares may be exchanged or redeemed at any time. However, if you redeem shares prior to the end of the seven-year Warranty Period you will receive the then-current NAV per share, which may be higher or lower than the Warranty Amount. To receive at least the full Warranty Amount, you must maintain your original investment in the Fund until the end of the seven-year term and reinvest all dividends and distributions.

During the Warranty Period, there are substantial opportunity costs. Allocating assets to U.S. Government securities reduces the Fund's ability to participate fully in upward equity market movements. Therefore, it represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. In the event that the Fund's stock allocation declines substantially, generally due to heavy stock market declines, then the Fund will permanently shift all investments to fixed income securities and certain of the Fund's expenses will be reduced. In the event of reallocation of 100% of the Fund's assets to U.S. Government securities, the Fund will not be permitted to allocate its assets to equity securities for the remainder of the Warranty Period, which will eliminate the Fund's ability to participate in any upward equity market movement.

While these fixed income securities (primarily U.S. Government securities) that the Fund invests in don't pay income the traditional way, an income calculation is made for tax purposes based on the purchase price and the time until the security reaches par value. Like traditional interest payments, this amount is reported as income for tax purposes. The zero coupon bonds the Fund invests in do not pay interest income until maturity. However, the Fund is required to accrue and declare a dividend on such phantom income. Thus, you will have taxable income.


            20 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The Fund is not obligated to replace the Warranty Provider should it be unable to make the payments necessary to support the Warranty Amount. The Financial Warranty increases the Fund's expenses that you pay and therefore the Fund's expenses will generally be higher than a fund that does not offer a Warranty.

All investments have risks to some degree. Stocks and S&P 500 Index Futures fluctuate in price and their volatility at times may be great. If the issuer of an S&P 500 Index Future does not pay the amount due, the Fund can lose money on the investment. While principal and interest payments on U.S. Treasury securities are guaranteed by the U.S. Government, the price of such securities will fluctuate with changes in prevailing interest rates. Zero-coupon U.S. Government securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis.

The Fund offered its shares to the public from October 7, 2004 through December 10, 2004. From December 16, 2004, and until December 16, 2011, shares of the Fund will only be issued upon reinvestment of dividends and distributions.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            21 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


            22 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                        BEGINNING   ENDING      EXPENSES
                                        ACCOUNT     ACCOUNT     PAID DURING
                                        VALUE       VALUE       6 MONTHS ENDED
                                        (3/1/06)    (8/31/06)   AUGUST 31, 2006
--------------------------------------------------------------------------------
Class A Actual                          $1,000.00   $1,007.50   $ 6.14
--------------------------------------------------------------------------------
Class A Hypothetical                     1,000.00    1,019.11     6.18
--------------------------------------------------------------------------------
Class B Actual                           1,000.00    1,003.30    10.20
--------------------------------------------------------------------------------
Class B Hypothetical                     1,000.00    1,015.07    10.26
--------------------------------------------------------------------------------
Class C Actual                           1,000.00    1,003.60     9.90
--------------------------------------------------------------------------------
Class C Hypothetical                     1,000.00    1,015.38     9.95
--------------------------------------------------------------------------------
Class N Actual                           1,000.00    1,005.90     7.56
--------------------------------------------------------------------------------
Class N Hypothetical                     1,000.00    1,017.69     7.61

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended August 31, 2006 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A       1.21%
------------------------
Class B       2.01
------------------------
Class C       1.95
------------------------
Class N       1.49

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


            23 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF INVESTMENTS August 31, 2006
--------------------------------------------------------------------------------

                                                                                                    VALUE
                                                                                     SHARES    SEE NOTE 1
----------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--56.0% 1
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y (Cost $34,976,378)                              985,196   $38,747,756

                                                                                  PRINCIPAL
                                                                                     AMOUNT
---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--26.7%
---------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., STRIPS, 5.011%, 2/15/12 2, 3, 4 (Cost $18,165,728)          $23,790,000    18,493,514

---------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--17.7% 5
---------------------------------------------------------------------------------------------------------
Undivided interest of 2.80% in joint repurchase agreement (Principal Amount/
Value $439,890,000, with a maturity value of $439,953,540) with DB Alex
Brown LLC, 5.20%, dated 8/31/06, to be repurchased at $12,301,777 on 9/1/06, collateralized by U.S. Treasury Bills, 9/28/06, with a value
of $448,789,346 (Cost $12,300,000)                                               12,300,000    12,300,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $65,442,106)                                          69,541,270

---------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--3.4% 6
---------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENT--3.4%
Undivided interest of 0.008% in joint repurchase agreement (Principal Amount/
Value $3,200,000,000, with a maturity value of $3,200,470,222) with Nomura
Securities, 5.29%, dated 8/31/06, to be repurchased at $255,638 on 9/1/06, collateralized by U.S. Agency Mortgages, 0.00%-22.12%, 3/15/14-6/25/43,
with a value of $3,264,000,000                                                      255,600       255,600
---------------------------------------------------------------------------------------------------------
Undivided interest of 0.05% in joint repurchase agreement (Principal Amount/
Value $1,000,000,000 with a maturity value of $1,000,147,222) with ING
Financial Markets LLC, 5.30%, dated 8/31/06, to be repurchased at $500,074 on 9/1/06, collateralized by U.S. Agency
Mortgages, 4.50%-6.50%, 10/1/18-8/1/36,
with a value of $1,020,000,530                                                      500,000       500,000
---------------------------------------------------------------------------------------------------------
Undivided interest of 0.12% in joint repurchase agreement (Principal Amount/
Value $500,000,000, with a maturity value of $500,073,924) with Banc of
America Securities LLC, 5.3225%, dated 8/31/06, to be repurchased at $585,086 on 9/1/06, collateralized by U.S. Agency Mortgages,
3.319%-8.419%, 4/1/11-8/1/36, with a value of $510,000,000                          585,000       585,000
---------------------------------------------------------------------------------------------------------
Undivided interest of 0.17% in joint repurchase agreement (Principal Amount/
Value $300,000,000, with a maturity value of $300,044,167) with GX Clarke,
5.30%, dated 8/31/06, to be repurchased at $500,074 on 9/1/06, collateralized by U.S. Agency Mortgages, 0.00%-8.20%,
9/7/06-4/1/56, with a value of $306,000,181                                         500,000       500,000
---------------------------------------------------------------------------------------------------------
Undivided interest of 0.50% in joint repurchase agreement (Principal Amount/
Value $100,000,000, with a maturity value of $100,014,694) with Fimat USA,
Inc., 5.29%, dated 8/31/06, to be repurchased at $500,073 on 9/1/06, collateralized by U.S. Agency Mortgages, 0.00%-7.50%,
2/22/07-2/15/36, with a value of $102,000,032                                       500,000       500,000
                                                                                              -----------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $2,340,600)                                                                        2,340,600


            24 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                                                                                    VALUE
                                                                                               SEE NOTE 1
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $67,782,706)                                       103.8%  $71,881,870
                                                                               --------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                 (3.8)   (2,660,006)
                                                                               --------------------------
NET ASSETS                                                                           100.0%  $69,221,864
                                                                               ==========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents ownership of an affiliated fund, at or during the period ended August 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                              SHARES       GROSS        GROSS            SHARES
                                     AUGUST 31, 2005   ADDITIONS   REDUCTIONS   AUGUST 31, 2006
-----------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y        1,044,231     638,347      697,382           985,196

                                                            VALUE     DIVIDEND         REALIZED
                                                       SEE NOTE 1       INCOME             LOSS
-----------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                   $38,747,756     $553,589          $23,400

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Partial or fully-loaned security. See Note 6 of accompanying Notes.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,403. See Note 5 of accompanying Notes.

5. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            25 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF ASSETS AND LIABILITIES August 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (including cost and market value of
$12,300,000 in repurchase agreements)--see accompanying
statement of investments:
Unaffiliated companies (cost $32,806,328)                           $33,134,114
Affiliated companies (cost $34,976,378)                              38,747,756
                                                                    ------------
                                                                     71,881,870
--------------------------------------------------------------------------------
Cash                                                                     21,010
--------------------------------------------------------------------------------
Receivables and other assets:
Futures margins                                                           4,125
Interest                                                                  2,519
Other                                                                     4,296
                                                                    ------------
Total assets                                                         71,913,820

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Return of collateral for securities loaned                            2,340,600
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                  215,347
Warranty agreement fees                                                  71,075
Distribution and service plan fees                                       29,443
Shareholder communications                                                8,071
Transfer and shareholder servicing agent fees                             5,665
Trustees' compensation                                                    2,247
Other                                                                    19,508
                                                                    ------------
Total liabilities                                                     2,691,956

--------------------------------------------------------------------------------
NET ASSETS                                                          $69,221,864
                                                                    ============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $     2,241
--------------------------------------------------------------------------------
Additional paid-in capital                                           66,815,674
--------------------------------------------------------------------------------
Accumulated net investment income                                       185,934
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                         (2,074,726)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                            4,292,741
--------------------------------------------------------------------------------
NET ASSETS                                                          $69,221,864
                                                                    ============


            26 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $33,228,980 and 1,072,392 shares of beneficial interest
outstanding)                                                             $30.99
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                       $32.88
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $18,245,714 and 592,423 shares of beneficial interest
outstanding)                                                             $30.80
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $16,709,455 and 542,229 shares of beneficial interest
outstanding)                                                             $30.82
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,037,715 and 33,560 shares of beneficial interest
outstanding)                                                             $30.92

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            27 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF OPERATIONS For the Year Ended August 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                             $1,575,257
--------------------------------------------------------------------------------
Dividends from Affiliated companies                                     553,589
Portfolio lending fees                                                    4,141
                                                                     -----------
Total investment income                                               2,132,987

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         386,797
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  91,607
Class B                                                                 196,705
Class C                                                                 192,413
Class N                                                                   5,823
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  22,463
Class B                                                                  21,093
Class C                                                                  11,456
Class N                                                                     597
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  17,161
Class B                                                                  12,971
Class C                                                                   8,008
Class N                                                                     660
--------------------------------------------------------------------------------
Warranty agreement fees                                                 464,159
--------------------------------------------------------------------------------
Trustees' compensation                                                    5,469
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                    19,224
                                                                     -----------
Total expenses                                                        1,458,106
Less waivers and reimbursements of expenses                            (204,565)
                                                                     -----------
Net expenses                                                          1,253,541

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   879,446


            28 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments:
Unaffiliated companies                                              $(1,318,657)
Affiliated companies                                                    (23,400)
Closing and expiration of futures contracts                              64,931
                                                                    ------------
Net realized loss                                                    (1,277,126)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                           2,603,624
Futures contracts                                                       131,802
                                                                    ------------
Net change in unrealized appreciation                                 2,735,426

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM  OPERATIONS               $ 2,337,746
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            29 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                       2006        2005 1
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $    879,446   $   359,599
--------------------------------------------------------------------------------
Net realized loss                                     (1,277,126)     (797,600)
--------------------------------------------------------------------------------
Net change in unrealized appreciation                  2,735,426     1,557,315
                                                    ----------------------------
Net increase in net assets resulting
from operations                                        2,337,746     1,119,314

--------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                 (677,601)      (66,038)
Class B                                                 (185,336)      (13,002)
Class C                                                 (200,276)      (16,445)
Class N                                                  (21,672)       (2,062)

--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                               (8,348,380)   40,270,940
Class B                                               (2,923,013)   20,664,488
Class C                                               (5,026,483)   21,209,500
Class N                                                 (422,464)    1,419,648

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total increase (decrease)                            (15,467,479)   84,586,343
--------------------------------------------------------------------------------
Beginning of period                                   84,689,343       103,000 2
                                                    ----------------------------
End of period (including accumulated net
investment income of $185,934 and $391,373,
respectively)                                       $ 69,221,864   $84,689,343
                                                    ============================

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

2. Reflects the value of the Manager's seed money investment on September 2, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            30 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A YEAR ENDED AUGUST 31,                                2006       2005 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 30.48     $ 30.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                       .47         .25
Net realized and unrealized gain                              .58         .28
                                                          ----------------------
Total from investment operations                             1.05         .53
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.54)       (.05)
--------------------------------------------------------------------------------
Net asset value, end of period                            $ 30.99     $ 30.48
                                                          ======================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                           3.48%       1.76%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $33,229     $40,981
--------------------------------------------------------------------------------
Average net assets (in thousands)                         $37,258     $36,571
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                        1.53%       0.93%
Total expenses                                               1.49% 5     1.45% 5
Expenses after payments and waivers and reduction to
custodian expenses                                           1.22%       1.20%
--------------------------------------------------------------------------------
Portfolio turnover rate                                       133%         37%

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses were as follows:

          Year Ended August 31, 2006     1.76%
          Period Ended August 31, 2005   1.66%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            31 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS B    YEAR ENDED AUGUST 31,                                             2006      2005 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 30.29     $ 30.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                       .21         .03
Net realized and unrealized gain                                              .58         .28
                                                                          ----------------------
Total from investment operations                                              .79         .31
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                         (.28)       (.02)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 30.80     $ 30.29
                                                                          ======================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           2.62%       1.03%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $18,246     $20,856
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                         $19,663     $18,576
------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                        0.70%       0.10%
Total expenses                                                               2.31% 5     2.27% 5
Expenses after payments and waivers and reduction to custodian expenses      2.04%       2.02%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       133%         37%

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all with all dividends and distributions reinvested in additional shares on the and reinvestment date, redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses were as follows:

     Year Ended August 31, 2006     2.58%
     Period Ended August 31, 2005   2.48%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            32 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

CLASS C   YEAR ENDED AUGUST 31,                                              2006      2005 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 30.31     $ 30.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                       .24         .05
Net realized and unrealized gain                                              .57         .28
                                                                          ----------------------
Total from investment operations                                              .81         .33
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                         (.30)       (.02)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 30.82     $ 30.31
                                                                          ======================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                           2.69%       1.11%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $16,709     $21,414
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                         $19,229     $18,591
------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                        0.80%       0.17%
Total expenses                                                               2.24% 5     2.21% 5
Expenses after payments and waivers and reduction to custodian expenses      1.97%       1.96%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       133%         37%

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses were as follows:

     Year Ended August 31, 2006     2.51%
     Period Ended August 31, 2005   2.42%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            33 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS N   YEAR ENDED AUGUST 31,                                             2006     2005 1
----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $30.43     $30.00
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                      .42        .19
Net realized and unrealized gain                                             .54        .28
                                                                          --------------------
Total from investment operations                                             .96        .47
----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                        (.47)      (.04)
----------------------------------------------------------------------------------------------
Net asset value, end of period                                            $30.92     $30.43
                                                                          ====================

----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                          3.19%      1.57%
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $1,038     $1,438
----------------------------------------------------------------------------------------------
Average net assets (in thousands)                                         $1,167     $1,269
----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                       1.39%      0.69%
Total expenses                                                              1.74% 5    1.70% 5
Expenses after payments and waivers and reduction to custodian expenses     1.47%      1.45%
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                      133%        37%

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses were as follows:

     Year Ended August 31, 2006     2.01%
     Period Ended August 31, 2005   1.91%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            34 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Principal Protected Main Street Fund III (the Fund), a series of Oppenheimer Principal Protected Trust III, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     Shares of the Fund were offered during the Offering Period (October 7, 2004 to December 10, 2004). Shares are not offered during the Warranty Period (December 16, 2004 to December 16, 2011) to the Maturity Date (December 16,
2011) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the Fund will allocate its assets between Oppenheimer Main Street Fund (the Underlying Fund) and certain U.S. government securities. The Fund offered Class A, Class B, Class C and Class N shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares were sold only through retirement plans. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 90 months after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA ("the Warranty Provider") to ensure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value.

     The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be


            35 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider's parent company), the United States Government, the Manager, or any other entity or person.

     The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders. The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

     During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period. Long term debt securities having a remaining maturity in excess of sixty days will be valued at the mean between the "bid" and "asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

     The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main Street Fund (the Underlying Fund). The net asset value of the Underlying Fund is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be


            36 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                            NET UNREALIZED
                                                              APPRECIATION
                                                          BASED ON COST OF
                                                            SECURITIES AND
UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
--------------------------------------------------------------------------

$188,688                   $--             $1,364,648           $3,582,663

1. As of August 31, 2006, the Fund had $909,112 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2006, details of the capital loss carryforward were as follows:

                               EXPIRING
                               -------------------
                               2014       $909,112

2. As of August 31, 2006, the Fund had $455,536 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2015.

3. During the fiscal year ended August 31, 2006, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended August 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


            37 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the year ended August 31, 2006 and the period ended August 31, 2005 was as follows:

                                          YEAR ENDED      PERIOD ENDED
                                     AUGUST 31, 2006   AUGUST 31, 2005
          ------------------------------------------------------------
          Distributions paid from:
          Ordinary income                 $1,084,885           $97,547

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

          Federal tax cost of securities                   $68,299,207
          Federal tax cost of other investments             10,771,200
                                                           ------------
          Total federal tax cost                           $79,070,407
                                                           ============

          Gross unrealized appreciation                    $ 3,783,441
          Gross unrealized depreciation                       (200,778)
                                                           ------------
          Net unrealized appreciation                      $ 3,582,663
                                                           ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at


            38 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED AUGUST 31, 2006   PERIOD ENDED AUGUST 31, 2005 1,2
                             SHARES            AMOUNT           SHARES             AMOUNT
------------------------------------------------------------------------------------------
CLASS A
Sold                             --       $        --        1,409,972        $42,344,087
Dividends and/or
distributions reinvested     20,816           632,174            2,071             62,286
Redeemed                   (292,745)       (8,980,554)         (71,055)        (2,135,433)
                           ---------------------------------------------------------------
Net increase (decrease)    (271,929)      $(8,348,380)       1,340,988        $40,270,940
                           ===============================================================


            39 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                           YEAR ENDED AUGUST 31, 2006   PERIOD ENDED AUGUST 31, 2005 1,2
                             SHARES            AMOUNT           SHARES             AMOUNT
------------------------------------------------------------------------------------------
CLASS B
Sold                             --       $        --          718,613        $21,566,270
Dividends and/or
distributions reinvested      5,515           167,390              390             11,721
Redeemed                   (101,532)       (3,090,403)         (30,596)          (913,503)
                           ---------------------------------------------------------------
Net increase (decrease)     (96,017)      $(2,923,013)         688,407        $20,664,488
                           ===============================================================

------------------------------------------------------------------------------------------
CLASS C
Sold                             --       $        --          728,238        $21,857,729
Dividends and/or
distributions reinvested      4,540           137,803              377             11,343
Redeemed                   (168,794)       (5,164,286)         (22,165)          (659,572)
                           ---------------------------------------------------------------
Net increase (decrease)    (164,254)      $(5,026,483)         706,450        $21,209,500
                           ===============================================================

------------------------------------------------------------------------------------------
CLASS N
Sold                             --       $        --           50,935        $ 1,529,775
Dividends and/or
distributions reinvested        703            21,342               68              2,033
Redeemed                    (14,380)         (443,806)          (3,799)          (112,160)
                           ---------------------------------------------------------------
Net increase (decrease)     (13,677)      $  (422,464)          47,204        $ 1,419,648
                           ===============================================================

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

2. The Fund sold 3,333 shares of Class A at a value of $100,000 and 33 shares of Class B, Class C and Class N at a value of $1,000, respectively, to the Manager upon seeding of the Fund on September 2, 2004.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2006, were as follows:

                                             PURCHASES         SALES
          ----------------------------------------------------------
          Investment securities            $24,642,651   $26,525,129
          U.S. government and government
          agency obligations                63,802,437    83,270,153

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average annual net assets of the Fund. That fee will apply during the Warranty Period and the Post-Warranty Period. The management fee shall be reduced to 0.40% per annum of average annual net assets of the Fund in any month during the Warranty Period following a month where the Fund's investment in equity securities (including shares of the Underlying Fund) is, on average, less than 10% of net assets. If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the


            40 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that expenses after waivers and reductions to the Fund (other than Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce expenses after waivers and reductions to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2006, the Fund paid $55,362 to OFS for services to the Fund.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2006 for Class B, Class C and Class N shares were $536,584,


            41 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

$19,179 and $13,883, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                   RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED         DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
August 31, 2006            $--             $--         $94,061          $1,731         $39,828

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager will reimburse the Fund for expenses equal to the Underlying Fund expenses paid by the Fund as a shareholder of the Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. During the year ended August 31, 2006, the Manager reimbursed the Fund $204,565 for such Underlying Fund expenses.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

     The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract


            42 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

     Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of August 31, 2006, the Fund had outstanding futures contracts as follows:

                              EXPIRATION   NUMBER OF   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                DATE   CONTRACTS   AUGUST 31, 2006   APPRECIATION
-------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 Index      9/14/06          33       $10,771,200       $193,577

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of August 31, 2006, the Fund had on loan securities valued at $2,330,850, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold." Collateral of $2,340,600 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.


            43 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of August 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

     In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

     The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            44 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Principal Protected Main Street Fund III, a series of Oppenheimer Principal Protected Trust III, including the statement of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from October 7, 2004 (commencement of operations) to August 31, 2005, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Principal Protected Main Street Fund III as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from October 7, 2004 (commencement of operations) to August 31, 2005, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
October 16, 2006


            45 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     Dividends, if any, paid by the Fund during the fiscal year ended August 31, 2006 which are not designated as capital gain distributions should be multiplied by 62.83% to arrive at the amount eligible for the corporate dividend-received deduction.

     A portion, if any, of the dividends paid by the Fund during the fiscal year ended August 31, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $210,305 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended August 31, 2006, $549,680 or 50.67% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


            46 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            47 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S) DURING THE PAST 5
THE FUND, LENGTH OF SERVICE,     YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
AGE                              NUMBER OF PORTFOLIOS IN THE FUND COMPLEX
                                 CURRENTLY OVERSEEN

INDEPENDENT                      THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW
TRUSTEES                         IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                 80112-3924. EACH TRUSTEE SERVES FOR AN
                                 INDEFINITE TERM, OR UNTIL HIS OR HER
                                 RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,            President, Colorado Christian University (since
Chairman of the Board            2006); Chairman of the following private
of Trustees (since 2003),        mortgage banking companies: Cherry Creek
Trustee (since 2004)             Mortgage Company (since 1991), Centennial State
Age: 69                          Mortgage Company (since 1994), and The El Paso
                                 Mortgage Company (since 1993); Chairman of the following private companies: Ambassador
                                 Media Corporation (since 1984) and Broadway
                                 Ventures (since 1984); Director of the
                                 following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                                 Campus Crusade for Christ (since 1991) and The
                                 Lynde and Harry Bradley Foundation, Inc.
                                 (non-profit organization) (since 2002); former
                                 Chairman of the following: Transland Financial
                                 Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance
                                 (insurance agency) (1995-2000), Frontier Real
                                 Estate, Inc. (residential real estate
                                 brokerage) (1994-2000) and Frontier Title
                                 (title insurance agency) (1995-2000); former
                                 Director of the following: UNUMProvident
                                 (insurance company) (1991-2004), Storage
                                 Technology Corporation (computer equipment company) (1991-2003) and International Family
                                 Entertainment (television channel)
                                 (1992-1997); U.S. Senator (January 1979-January
                                 1991). Oversees 38 portfolios in the
                                 OppenheimerFunds complex.

ROBERT G. AVIS,                  Director and President of A.G. Edwards Capital,
Trustee (since 2004)             Inc. (General Partner of private equity funds)
Age: 75                          (until February 2001); Chairman, President and
                                 Chief Executive Officer of A.G. Edwards
                                 Capital, Inc. (until March 2000); Director of
                                 A.G. Edwards & Sons, Inc. (brokerage company)
                                 (until 2000) and A.G. Edwards Trust Company
                                 (investment adviser) (until 2000); Vice
                                 Chairman and Director of A.G. Edwards, Inc.
                                 (until March 1999); Vice Chairman of A.G.
                                 Edwards & Sons, Inc. (until March 1999);
                                 Chairman of A.G. Edwards Trust Company (until
                                 March 1999) and A.G.E. Asset Management
                                 (investment adviser) (until March 1999).
                                 Oversees 38 portfolios in the
                                 OppenheimerFunds complex.

GEORGE C. BOWEN,                 Assistant Secretary and Director of Centennial
Trustee (since 2004)             Asset Management Corporation (December
Age: 70                          1991-April 1999); President, Treasurer and
                                 Director of Centennial Capital Corporation
                                 (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc.
                                 (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees
                                 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,               Member of The Life Guard of Mount Vernon
Trustee (since 2004)             (George Washington historical site) (since June
Age: 68                          2000); Director of Genetic ID, Inc. (biotech
                                 company) (March 2001-May 2002); Partner at
                                 PricewaterhouseCoopers LLP (accounting firm)
                                 (July 1974-June 1999); Chairman of Price
                                 Waterhouse LLP Global Investment Management
                                 Industry Services Group (accounting firm)
                                 (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                   Director of UNUMProvident (insurance company)
Trustee (since 2004)             (since June 2002); Director of Northwestern
Age: 64                          Energy Corp. (public utility corporation)
                                 (since November 2004); Director of P.R.
                                 Pharmaceuticals (October 1999-October 2003);
                                 Director of Rocky Mountain Elk Foundation
                                 (non-profit organization) (February
                                 1998-February 2003 and since February 2005);
                                 Chairman and Director (until October 1996) and
                                 President and Chief Executive Officer (until
                                 October 1995) of the Manager; President, Chief
                                 Executive Officer and Director of the
                                 following: Oppenheimer


            48 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

JON S. FOSSEL,                   Acquisition Corp. ("OAC") (parent holding
Continued                        company of the Manager), Shareholders Services,
                                 Inc. and Shareholder Financial Services, Inc.
                                 (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                    Director of Colorado UpLIFT (charitable
Trustee (since 2004)             organization) (since September 1984). Mr.
Age: 66                          Freedman held several positions with the
                                 Manager and with subsidiary or affiliated companies of the Manager (until October 1994).
                                 Oversees 38 portfolios in the
                                 OppenheimerFunds complex.

BEVERLY L. HAMILTON,             Trustee of Monterey Institute for International
Trustee (since 2004)             Studies (educational organization) (since
Age: 60                          February 2000); Board Member of Middlebury
                                 College (educational organization) (since
                                 December 2005); Director of The California
                                 Endowment (philanthropic organization) (since
                                 April 2002); Director (February 2002-2005) and
                                 Chairman of Trustees (since 2006) of the
                                 Community Hospital of Monterey Peninsula;
                                 Director (October 1991-2005) and Vice Chairman
                                 (since 2006) of American Funds' Emerging
                                 Markets Growth Fund, Inc. (mutual fund); Presi-dent of ARCO Investment Management Company
                                 (February 1991-April 2000); Member of the investment committees of The Rockefeller
                                 Foundation (since 2001) and The University of
                                 Michigan (since 2000); Advisor at Credit Suisse
                                 First Boston's Sprout venture capital unit
                                 (venture capital fund) (1994-January 2005);
                                 Trustee of MassMutual Institutional Funds
                                 (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital
                                 (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                Director of Jones International University
Trustee (since 2004)             (educational organization) (since August 2005);
Age: 62                          Chairman, Chief Executive Officer and Director
                                 of Steele Street State Bank (commercial
                                 banking) (since August 2003); Director of
                                 Colorado UpLIFT (charitable organization)
                                 (since 1986); Trustee of the Gallagher Family
                                 Foundation (non-profit organization) (since
                                 2000); Former Chairman of U.S. Bank-Colorado
                                 (subsidiary of U.S. Bancorp and formerly
                                 Colorado National Bank) (July 1996-April 1999);
                                 Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and
                                 Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,        Trustee of MassMutual Select Funds (formerly
Trustee (since 2004)             MassMutual Institutional Funds) (investment
Age: 64                          company) (since 1996) and MML Series Investment
                                 Fund (investment company) (since 1996);
                                 Trustee (since 1987) and Chairman (1994-2005) of the Investment Committee of the Worcester
                                 Polytech Institute (private university);
                                 President and Treasurer of the SIS Funds
                                 (private charitable fund) (since January 1999);
                                 Chairman of SIS & Family Bank, F.S.B. (formerly
                                 SIS Bank) (commercial bank) (January
                                 1999-July 1999); and Executive Vice President of Peoples Heritage Financial Group, Inc.
                                 (commercial bank) (January 1999-July 1999).
                                 Oversees 40 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE               THE ADDRESS OF MR. MURPHY IS TWO WORLD
AND OFFICER                      FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                                 FLOOR, NEW YORK, NEW YORK 10281-1008. MR.
                                 MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                 TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                 DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                                 INDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                                 RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN
                                 INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                 OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


            49 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                  Chairman, Chief Executive Officer and Director
Trustee, President and           (since June 2001) and President (since
Principal Executive Officer      September 2000) of the Manager; President and
(since 2004)                     director or trustee of other Oppenheimer funds;
Age: 57                          President and Director of OAC and of
                                 Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July
                                 2001); Director of OppenheimerFunds
                                 Distributor, Inc. (subsidiary of the Manager)
                                 (since November 2001); Chairman and Director of
                                 Shareholder Services, Inc. and of Shareholder
                                 Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001);
                                 President and Director of OppenheimerFunds
                                 Legacy Program (charitable trust program established by the Manager) (since July 2001);
                                 Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                                 Asset Management, Inc., Centennial Asset
                                 Management Corporation, Trinity Investment
                                 Management Corporation and Tremont Capital
                                 Management, Inc. (since November 2001),
                                 HarbourView Asset Management Corporation and
                                 OFI Private Investments, Inc. (since July
                                 2001); President (since November 2001) and
                                 Director (since July 2001) of Oppenheimer Real
                                 Asset Management, Inc.; Executive Vice
                                 President of Massachusetts Mutual Life
                                 Insurance Company (OAC's parent company)
                                 (since February 1997); Director of DLB
                                 Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June
                                 1995); Member of the Investment Company
                                 Institute's Board of Governors (since October
                                 3, 2003); Chief Operating Officer of the
                                 Manager (September 2000-June 2001); President and Trustee of MML Series Investment Fund and
                                 MassMutual Select Funds (openend investment companies) (November 1999-November 2001);
                                 Director of C.M. Life Insurance Company
                                 (September 1999-August 2000); President, Chief
                                 Executive Officer and Director of MML Bay State
                                 Life Insurance Company (September 1999-August
                                 2000); Director of Emerald Isle Bancorp and
                                 Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                                 Oversees 91 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OTHER OFFICERS OF                THE ADDRESSES OF THE OFFICERS IN THE CHART
THE FUND                         BELOW ARE AS FOLLOWS: FOR MESSRS. MANIOUDAKIS,
                                 SCHADT, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO
                                 WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW
                                 YORK, NEW YORK 10281-1008, FOR MESSRS.
                                 VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS.
                                 IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                 80112-3924. EACH OFFICER SERVES FOR AN
                                 INDEFINITE TERM OR UNTIL HIS OR HER
                                 RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

ANGELO G. MANIOUDAKIS,           Senior Vice President of the Manager (since
Vice President and Portfolio     April 2002), of HarbourView Asset Management
Manager (since 2004)             Corporation (since April 2002 and of OFI
Age: 39                          Institutional Asset Management, Inc. (since
                                 June 2002); Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
                                 Management (August 1993-April 2002). An officer of 15 portfolios in the OppenheimerFunds complex.

RUDI W. SCHADT,                  Vice President, Director of Research in Product
Vice President and Portfolio     Design and Risk Management of the Manager.
Manager (since 2004)             Prior to joining the Manager in February 2002
Age: 48                          he was a Director and Senior Quantitative
                                 Analyst (2000-2001) at UBS Asset Management prior to which he was an Associate Director of Research (since June 1999) and Senior
                                 Researcher and Portfolio Manager (from June
                                 1997) at State Street Global Advisors. An officer of 7 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                Senior Vice President and Chief Compliance
Vice President and Chief         Officer of the Manager (since March 2004); Vice
Compliance Officer               President of OppenheimerFunds Distributor,
(since 2004)                     Inc., Centennial Asset Management Corporation
Age: 56                          and Shareholder Services, Inc. (since June
                                 1983); Vice President and Director of Internal
                                 Audit of the Manager (1997-February 2004). An officer of 91 portfolios in the OppenheimerFunds complex.


            50 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

BRIAN W. WIXTED,                 Senior Vice President and Treasurer of the
Treasurer and Principal          Manager (since March 1999); Treasurer of the
Financial and Accounting         following: HarbourView Asset Management
Officer (since 2004)             Corporation, Shareholder Financial Services,
Age: 47                          Inc., Shareholder Services, Inc., Oppenheimer
                                 Real Asset Management Corporation, and
                                 Oppenheimer Partnership Holdings, Inc. (since
                                 March 1999), OFI Private Investments, Inc.
                                 (since March 2000), OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc
                                 (since May 2000), OFI Institutional Asset
                                 Management, Inc. (since November 2000), and
                                 OppenheimerFunds Legacy Program (since June
                                 2003); Treasurer and Chief Financial Officer of
                                 OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                 Treasurer of the following: OAC (since March
                                 1999), Centennial Asset Management Corporation
                                 (March 1999-October 2003) and OppenheimerFunds
                                 Legacy Program (April 2000-June 2003);
                                 Principal and Chief Operating Officer of
                                 Bankers Trust Company-Mutual Fund Services
                                 Division (March 1995-March 1999). An officer of
                                 91 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,               Assistant Vice President of the Manager (since
Assistant Treasurer              August 2002); Manager/Financial Product
(since 2004)                     Accounting of the Manager (November 1998-July
Age: 36                          2002). An officer of 91 portfolios in the
                                 OppenheimerFunds complex.

BRIAN C. SZILAGYI,               Assistant Vice President of the Manager (since
Assistant Treasurer              July 2004); Director of Financial Reporting and
(since 2005)                     Compliance of First Data Corporation (April
Age: 36                          2003-July 2004); Manager of Compliance of
                                 Berger Financial Group LLC (May 2001-March
                                 2003); Director of Mutual Fund Operations at
                                 American Data Services, Inc. (September
                                 2000-May 2001). An officer of 91 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                  Executive Vice President (since January 2004)
Vice President and Secretary     and General Counsel (since March 2002) of the
(since 2004)                     Manager; General Counsel and Director of the
Age: 58                          Distributor (since December 2001); General
                                 Counsel of Centennial Asset Management
                                 Corporation (since December 2001); Senior Vice
                                 President and General Counsel of HarbourView
                                 Asset Management Corporation (since December
                                 2001); Secretary and General Counsel of OAC
                                 (since November 2001); Assistant Secretary
                                 (since September 1997) and Director (since
                                 November 2001) of OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc;
                                 Vice President and Director of Oppenheimer
                                 Partnership Holdings, Inc. (since December
                                 2002); Director of Oppenheimer Real Asset
                                 Management, Inc. (since November 2001); Senior
                                 Vice President, General Counsel and Director of
                                 Shareholder Financial Services, Inc. and
                                 Shareholder Services, Inc. (since December
                                 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc.
                                 and OFI Trust Company (since November 2001);
                                 Vice President of OppenheimerFunds Legacy
                                 Program (since June 2003); Senior Vice
                                 President and General Counsel of OFI
                                 Institutional Asset Management, Inc. (since
                                 November 2001); Director of OppenheimerFunds
                                 (Asia) Limited (since December 2003); Senior
                                 Vice President (May 1985-December 2003), Acting
                                 General Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                 2001) of the Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                 1985-November 2001), Shareholder Financial
                                 Services, Inc. (November 1989-November 2001), and OppenheimerFunds International Ltd.
                                 (September 1997-November 2001). An officer of
                                 91 portfolios in the OppenheimerFunds complex.


            51 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

LISA I. BLOOMBERG,               Vice President and Associate Counsel of the
Assistant Secretary              Manager (since May 2004); First Vice President
(since 2004)                     (April 2001-April 2004), Associate General
Age: 38                          Counsel (December 2000-April 2004), Corporate
                                 Vice President (May 1999-April 2001) and
                                 Assistant General Counsel (May 1999-December
                                 2000) of UBS Financial Services Inc.
                                 (for-merly, PaineWebber Incorporated). An officer of 91 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                Vice President (since June 1998) and Senior
Assistant Secretary              Counsel and Assistant Secretary (since October
(since 2001)                     2003) of the Manager; Vice President (since
Age: 40                          1999) and Assistant Secretary (since October
                                 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation
                                 (since October 2003); Vice President and
                                 Assistant Secretary of Shareholder Services,
                                 Inc. (since 1999); Assistant Secretary of
                                 OppenheimerFunds Legacy Program and Shareholder
                                 Financial Services, Inc. (since December 2001);
                                 Assistant Counsel of the Manager (August
                                 1994-October 2003). An officer of 91 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,            Senior Vice President and Deputy General
Assistant Secretary              Counsel of the Manager (since September 2004);
(since 2004)                     First Vice President (2000-September 2004),
Age: 42                          Director (2000-September 2004) and Vice
                                 President (1998-2000) of Merrill Lynch
                                 Investment Management. An officer of 91
                                 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


            52 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FINANCIAL STATEMENTS FOR OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)

55   Statement of Investments

66   Statement of Assets and Liabilities

68   Statement of Operations

70   Statements of Changes in Net Assets

71   Financial Highlights

76   Notes to Financial Statements

86   Report of Independent Registered Public Accounting Firm


            54 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS August 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.8%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.0%
ArvinMeritor, Inc.                                        66,600   $    989,010
--------------------------------------------------------------------------------
Autoliv, Inc.                                             46,200      2,611,224
--------------------------------------------------------------------------------
Tenneco, Inc. 1                                           48,800      1,110,200
                                                                   -------------
                                                                      4,710,434

--------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Harley-Davidson, Inc.                                    193,300     11,309,983
--------------------------------------------------------------------------------
Thor Industries, Inc.                                     32,900      1,387,722
                                                                   -------------
                                                                     12,697,705

--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
Jackson Hewitt Tax
Service, Inc.                                             32,000      1,011,200
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.8%
Choice Hotels International, Inc.                         23,800        902,258
--------------------------------------------------------------------------------
Darden Restaurants,
Inc.                                                      71,100      2,516,940
--------------------------------------------------------------------------------
Domino's Pizza, Inc.                                      15,200        371,640
--------------------------------------------------------------------------------
International Game
Technology                                               887,900     34,343,972
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                   27,700      1,329,046
--------------------------------------------------------------------------------
Marriott International,
Inc., Cl. A                                              194,300      7,317,338
--------------------------------------------------------------------------------
McDonald's Corp.                                       1,272,500     45,682,750
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                       295,800     10,554,144
--------------------------------------------------------------------------------
Starbucks Corp. 1                                        842,400     26,122,824
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                441,200     23,498,312
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                      30,200      1,136,124
--------------------------------------------------------------------------------
WMS Industries, Inc. 1                                    20,000        536,000
--------------------------------------------------------------------------------
Wyndham Worldwide Corp. 1                                 78,700      2,302,762
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                        944,400     46,162,272
                                                                   -------------
                                                                    202,776,382

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
Ethan Allen Interiors, Inc.                               31,400   $  1,059,750
--------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                    59,400      1,137,510
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                     97,600      2,249,680
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1                        40,600        651,630
                                                                   -------------
                                                                      5,098,570

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Liberty Media Holding
Corp.-Interactive,
Series A 1                                               725,900     13,835,654
--------------------------------------------------------------------------------
MEDIA--2.7%
CBS Corp., Cl. B                                         609,700     17,406,935
--------------------------------------------------------------------------------
Clear Channel
Communications, Inc.                                   1,724,500     50,079,480
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                   335,500     11,742,500
--------------------------------------------------------------------------------
DirecTV Group, Inc.
(The) 1                                                1,330,900     25,007,611
--------------------------------------------------------------------------------
Gannett Co., Inc.                                        766,100     43,552,785
--------------------------------------------------------------------------------
Liberty Media Holding
Corp.-Capital, Series A 1                                134,313     11,595,241
--------------------------------------------------------------------------------
Live Nation 1                                             29,800        625,204
--------------------------------------------------------------------------------
McGraw-Hill Cos.,
Inc. (The)                                               805,000     45,007,550
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                1,059,500     20,162,285
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                      394,500     34,487,190
--------------------------------------------------------------------------------
Time Warner, Inc.                                        339,400      5,640,828
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                    213,338      7,744,169
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                  1,065,900     31,603,935
                                                                   -------------
                                                                    304,655,713

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Big Lots, Inc. 1                                         150,800      2,767,180
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                   131,400      4,097,052
--------------------------------------------------------------------------------
Dollar Tree Stores,
Inc. 1                                                   187,300      5,390,494
--------------------------------------------------------------------------------
Family Dollar Stores,
Inc.                                                     158,500      4,052,845
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.
(Holding Co.)                                            744,400     46,926,976


            55 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
MULTILINE RETAIL Continued
Nordstrom, Inc.                                        1,152,400   $ 43,042,140
                                                                   -------------
                                                                    106,276,687
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
AnnTaylor Stores
Corp. 1                                                   73,400      2,921,320
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                     124,800      4,537,728
--------------------------------------------------------------------------------
Charming Shoppes,
Inc. 1                                                   118,000      1,552,880
--------------------------------------------------------------------------------
Christopher & Banks
Corp.                                                     42,100      1,025,135
--------------------------------------------------------------------------------
Circuit City Stores,
Inc./
Circuit City Group                                       192,100      4,535,481
--------------------------------------------------------------------------------
Dress Barn, Inc.
(The) 1                                                   53,300        940,745
--------------------------------------------------------------------------------
Gap, Inc. (The)                                        1,863,700     31,328,797
--------------------------------------------------------------------------------
Group 1 Automotive,
Inc.                                                      23,700      1,073,610
--------------------------------------------------------------------------------
Guess?, Inc. 1                                            51,400      2,097,120
--------------------------------------------------------------------------------
Gymboree Corp. 1                                          37,000      1,241,350
--------------------------------------------------------------------------------
Home Depot, Inc.                                         793,000     27,191,970
--------------------------------------------------------------------------------
Limited Brands, Inc.                                     913,050     23,492,777
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                      1,143,100     30,932,286
--------------------------------------------------------------------------------
Men's Wearhouse, Inc.
(The)                                                     99,750      3,536,138
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                    116,800      5,028,240
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                   1,192,500     43,931,700
--------------------------------------------------------------------------------
OfficeMax, Inc.                                           64,800      2,691,144
--------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                      20,300        951,258
--------------------------------------------------------------------------------
Payless ShoeSource,
Inc. 1                                                    80,200      1,881,492
--------------------------------------------------------------------------------
RadioShack Corp.                                          33,800        610,428
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                     71,800      1,945,780
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                     366,400      9,801,200
--------------------------------------------------------------------------------
Tween Brands, Inc. 1                                      61,000      2,077,660
                                                                   ------------
                                                                    205,326,239

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Brown Shoe Co., Inc.                                      31,200        996,840
--------------------------------------------------------------------------------
Columbia Sportswear
Co. 1                                                     22,400      1,093,568
--------------------------------------------------------------------------------

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Liz Claiborne, Inc.                                       92,300   $  3,449,251
--------------------------------------------------------------------------------
Phillips/Van Heusen
Corp.                                                     48,000      1,854,720
--------------------------------------------------------------------------------
Skechers U.S.A., Inc.,
Cl. A 1                                                   49,000      1,109,360
--------------------------------------------------------------------------------
Wolverine World Wide,
Inc.                                                      29,000        731,670
                                                                   -------------
                                                                      9,235,409

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.1%
--------------------------------------------------------------------------------
BEVERAGES--2.2%
Coca-Cola Co. (The)                                    2,523,900    113,095,959
--------------------------------------------------------------------------------
Pepsi Bottling Group,
Inc. (The)                                               287,900     10,079,379
--------------------------------------------------------------------------------
PepsiCo, Inc.                                          1,959,230    127,898,534
                                                                   -------------
                                                                    251,073,872

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
Costco Wholesale
Corp.                                                    699,700     32,738,963
--------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                   24,500      1,113,035
--------------------------------------------------------------------------------
Safeway, Inc.                                          1,319,300     40,805,949
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                  1,042,800     46,634,016
                                                                   -------------
                                                                    121,291,963

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Campbell Soup Co.                                        831,200     31,228,184
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                    1,909,600     45,448,480
--------------------------------------------------------------------------------
Dean Foods Co. 1                                          68,300      2,706,046
--------------------------------------------------------------------------------
Del Monte Foods Co.                                      142,000      1,576,200
--------------------------------------------------------------------------------
Flowers Foods, Inc.                                       23,200        629,880
--------------------------------------------------------------------------------
General Mills, Inc.                                      464,000     25,162,720
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                         567,500     23,744,200
--------------------------------------------------------------------------------
Kellogg Co.                                              194,100      9,840,870
--------------------------------------------------------------------------------
Kraft Foods, Inc.,
Cl. A 2                                                  169,400      5,744,354
                                                                   -------------
                                                                    146,080,934

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.7%
Colgate-Palmolive Co.                                  1,080,300     64,666,758


            56 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS Continued
Procter & Gamble
Co. (The)                                            1,955,385   $  121,038,332
                                                                 ---------------
                                                                    185,705,090

--------------------------------------------------------------------------------
TOBACCO--1.8%
Altria Group, Inc.                                   1,956,700      163,443,151
--------------------------------------------------------------------------------

Loews Corp./Carolina Group                             105,100        6,018,026
--------------------------------------------------------------------------------
Reynolds American,
Inc.                                                   457,200       29,750,004
                                                                 ---------------
                                                                    199,211,181

--------------------------------------------------------------------------------
ENERGY--12.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1                                      156,700        1,145,477
--------------------------------------------------------------------------------
NS Group, Inc. 1                                        46,600        2,121,232
--------------------------------------------------------------------------------
Schlumberger Ltd.                                    1,092,700       66,982,510
--------------------------------------------------------------------------------
Tidewater, Inc.                                         39,600        1,885,356
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                     53,600        3,192,952
--------------------------------------------------------------------------------
W-H Energy Services,
Inc. 1                                                  22,200        1,120,434
                                                                 ---------------
                                                                     76,447,961

--------------------------------------------------------------------------------
OIL & GAS--12.0%
Anadarko Petroleum
Corp.                                                1,023,300       48,003,003
--------------------------------------------------------------------------------
Apache Corp.                                           701,400       45,787,392
--------------------------------------------------------------------------------
Canadian Natural
Resources Ltd.                                         271,840       14,272,030
--------------------------------------------------------------------------------
Chesapeake Energy
Corp.                                                  687,400       21,701,218
--------------------------------------------------------------------------------
Chevron Corp.                                        2,819,360      181,566,784
--------------------------------------------------------------------------------
Cimarex Energy Co.                                      91,300        3,496,790
--------------------------------------------------------------------------------
Comstock Resources,
Inc. 1                                                  62,200        1,788,872
--------------------------------------------------------------------------------
ConocoPhillips                                       2,267,696      143,839,957
--------------------------------------------------------------------------------
Devon Energy Corp.                                   1,018,900       63,671,061
--------------------------------------------------------------------------------
EOG Resources, Inc.                                    730,900       47,376,938
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                    6,293,596      425,887,641
--------------------------------------------------------------------------------
Foundation Coal
Holdings, Inc.                                          15,900          571,128
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Frontier Oil Corp.                                     127,200   $    4,159,440
--------------------------------------------------------------------------------
General Maritime
Corp.                                                   24,500          920,220
--------------------------------------------------------------------------------
Hess Corp.                                             787,400       36,047,172
--------------------------------------------------------------------------------
Holly Corp.                                             41,200        1,887,784
--------------------------------------------------------------------------------
Marathon Oil Corp.                                     784,401       65,497,425
--------------------------------------------------------------------------------
Occidental Petroleum
Corp.                                                1,561,804       79,636,386
--------------------------------------------------------------------------------
OMI Corp.                                               59,200        1,333,184
--------------------------------------------------------------------------------
Overseas Shipholding
Group, Inc.                                             36,800        2,454,560
--------------------------------------------------------------------------------
Paramount Resources
Ltd., Cl. A 1                                          628,500       19,560,662
--------------------------------------------------------------------------------
Pogo Producing Co.                                      75,700        3,361,837
--------------------------------------------------------------------------------
St. Mary Land &
Exploration Co.                                         44,300        1,807,440
--------------------------------------------------------------------------------
Sunoco, Inc.                                           123,900        8,909,649
--------------------------------------------------------------------------------
Tesoro Corp.                                            79,800        5,155,878
--------------------------------------------------------------------------------
Valero Energy Corp.                                  1,165,674       66,909,688
--------------------------------------------------------------------------------
W&T Offshore, Inc.                                      39,800        1,277,182
--------------------------------------------------------------------------------
XTO Energy, Inc.                                       774,200       35,435,134
                                                                 ---------------
                                                                  1,332,316,455

--------------------------------------------------------------------------------
FINANCIALS--23.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.8%
Ameriprise Financial,
Inc.                                                   421,300       19,266,049
--------------------------------------------------------------------------------
Bank of New York Co.,
Inc. (The)                                             324,100       10,938,375
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc. (The)                                             385,900       50,302,065
--------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The)                                             709,900      105,526,635
--------------------------------------------------------------------------------
Greenhill & Co.,                                        24,400        1,342,732
Inc. 2
--------------------------------------------------------------------------------
Janus Capital Group,
Inc.                                                   126,000        2,240,280
--------------------------------------------------------------------------------
Jefferies Group, Inc.                                  125,400        3,124,968
--------------------------------------------------------------------------------
Knight Capital Group,
Inc., Cl. A 1                                           35,200          614,592
--------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                       1,076,000       68,659,560


            57 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Mellon Financial Corp.                                 1,268,100   $ 47,211,363
--------------------------------------------------------------------------------
Merrill Lynch & Co.,
Inc.                                                   1,512,200    111,192,066
--------------------------------------------------------------------------------
Morgan Stanley                                         1,632,538    107,404,675
--------------------------------------------------------------------------------
Northern Trust Corp.                                       5,700        319,143
--------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                                20,000      1,171,600
--------------------------------------------------------------------------------
Raymond James
Financial, Inc.                                           44,200      1,225,224
                                                                   -------------
                                                                    530,539,327

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.9%
BB&T Corp.                                               583,700     24,982,360
--------------------------------------------------------------------------------
Comerica, Inc.                                           140,600      8,049,350
--------------------------------------------------------------------------------
Huntington
Bancshares, Inc.                                         153,700      3,676,504
--------------------------------------------------------------------------------
KeyCorp                                                  600,200     22,081,358
--------------------------------------------------------------------------------
M&T Bank Corp.                                           258,100     31,606,926
--------------------------------------------------------------------------------
National City Corp.                                    1,247,000     43,121,260
--------------------------------------------------------------------------------
North Fork
Bancorporation, Inc.                                      62,500      1,715,000
--------------------------------------------------------------------------------
PNC Financial Services
Group, Inc.                                              324,300     22,957,197
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                     648,500     49,545,400
--------------------------------------------------------------------------------
TCF Financial Corp.                                       84,800      2,210,736
--------------------------------------------------------------------------------
TD Banknorth, Inc.                                        17,000        503,200
--------------------------------------------------------------------------------
U.S. Bancorp                                           3,432,470    110,079,313
--------------------------------------------------------------------------------
Wachovia Corp.                                         2,240,000    122,371,200
--------------------------------------------------------------------------------
Wells Fargo & Co.                                      3,119,400    108,399,150
                                                                   -------------
                                                                    551,298,954

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
American Express Co.                                     777,600     40,855,104
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                      275,600      6,473,844
                                                                   -------------
                                                                     47,328,948

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.5%
Bank of America Corp.                                  5,165,939    265,890,880
--------------------------------------------------------------------------------
CIT Group, Inc.                                          518,100     23,345,586
--------------------------------------------------------------------------------
Citigroup, Inc.                                        5,248,546    259,015,745
--------------------------------------------------------------------------------

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
International Securities
Exchange, Inc., Cl. A                                     29,000   $  1,233,950
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   3,857,496    176,133,267
                                                                   -------------
                                                                    725,619,428

--------------------------------------------------------------------------------
INSURANCE--5.4%
ACE Ltd.                                                 763,500     41,122,110
--------------------------------------------------------------------------------
AFLAC, Inc.                                              279,400     12,592,558
--------------------------------------------------------------------------------
Allstate Corp.                                         1,456,600     84,395,404
--------------------------------------------------------------------------------
American International
Group, Inc.                                            1,093,505     69,787,489
--------------------------------------------------------------------------------
AmerUs Group Co.                                          76,600      5,193,480
--------------------------------------------------------------------------------
Aon Corp.                                                430,300     14,875,471
--------------------------------------------------------------------------------
Assurant, Inc.                                            92,200      4,743,690
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                      71,600      2,506,000
--------------------------------------------------------------------------------
Chubb Corp.                                              872,900     43,784,664
--------------------------------------------------------------------------------
Cincinnati Financial
Corp.                                                     47,500      2,216,350
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                              452,000     15,562,360
--------------------------------------------------------------------------------
Hanover Insurance
Group, Inc.                                               73,200      3,257,400
--------------------------------------------------------------------------------
Hartford Financial
Services Group, Inc.
(The)                                                    641,500     55,079,190
--------------------------------------------------------------------------------
LandAmerica Financial
Group, Inc.                                               39,200      2,479,008
--------------------------------------------------------------------------------
Lincoln National Corp.                                   683,484     41,487,479
--------------------------------------------------------------------------------
Loews Corp.                                              213,500      8,215,480
--------------------------------------------------------------------------------
MBIA, Inc.                                                79,500      4,899,585
--------------------------------------------------------------------------------
Old Republic
International Corp.                                      116,300      2,430,670
--------------------------------------------------------------------------------
Principal Financial
Group, Inc. (The)                                        983,000     52,334,920
--------------------------------------------------------------------------------
Progressive Corp.                                        252,100      6,199,139
--------------------------------------------------------------------------------
Prudential Financial,
Inc.                                                     807,300     59,263,893
--------------------------------------------------------------------------------
Safeco Corp.                                              47,100      2,718,141
--------------------------------------------------------------------------------
Safety Insurance
Group, Inc.                                               27,000      1,388,340


            58 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
St. Paul Travelers Cos.,
Inc. (The)                                             1,462,800   $ 64,216,920
                                                                   -------------
                                                                    600,749,741

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
CB Richard Ellis Group,
Inc., Cl. A 1                                            146,400      3,367,200
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                  46,300      3,854,938
--------------------------------------------------------------------------------
Realogy Corp. 1                                           98,375      2,105,225
--------------------------------------------------------------------------------
Trammell Crow Co. 1                                       22,600        777,892
                                                                   -------------
                                                                     10,105,255

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Astoria Financial Corp.                                  171,250      5,257,375
--------------------------------------------------------------------------------
BankUnited Financial
Corp., Cl. A                                              39,400      1,015,338
--------------------------------------------------------------------------------
Countrywide Financial
Corp.                                                    248,000      8,382,400
--------------------------------------------------------------------------------
Golden West Financial
Corp.                                                    162,800     12,289,772
--------------------------------------------------------------------------------
Hudson City Bancorp,
Inc.                                                     250,500      3,271,530
--------------------------------------------------------------------------------
MGIC Investment
Corp.                                                     42,400      2,453,688
--------------------------------------------------------------------------------
NewYork Community
Bancorp, Inc.                                             70,300      1,153,623
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                     88,800      3,839,712
--------------------------------------------------------------------------------
Radian Group, Inc.                                       104,100      6,233,508
--------------------------------------------------------------------------------
Washington
Mutual, Inc.                                           1,243,029     52,070,485
--------------------------------------------------------------------------------
Webster Financial
Corp.                                                     10,100        477,124
                                                                   -------------
                                                                     96,444,555

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--12.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.6%
Amgen, Inc. 1                                            769,600     52,278,928
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                         223,600      6,853,340
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                  134,373      8,519,248
                                                                   -------------
                                                                     67,651,516

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Becton, Dickinson
& Co.                                                    675,700   $ 47,096,290
--------------------------------------------------------------------------------
Edwards Lifesciences
Corp. 1                                                   35,900      1,676,171
--------------------------------------------------------------------------------
Hospira, Inc. 1                                           33,600      1,230,768
--------------------------------------------------------------------------------
Medtronic, Inc.                                        1,507,600     70,706,440
                                                                   -------------
                                                                    120,709,669

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.7%
AmerisourceBergen
Corp.                                                    321,300     14,188,608
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                    996,400     67,177,288
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                      1,111,700     64,411,898
--------------------------------------------------------------------------------
CIGNA Corp.                                              123,000     13,907,610
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                                  124,800     10,493,184
--------------------------------------------------------------------------------
Genesis HealthCare
Corp. 1                                                    2,200        100,188
--------------------------------------------------------------------------------
HCA, Inc.                                                793,800     39,150,216
--------------------------------------------------------------------------------
Healthways, Inc. 1                                         1,700         87,754
--------------------------------------------------------------------------------
Humana, Inc. 1                                           159,200      9,700,056
--------------------------------------------------------------------------------
Laboratory Corp.of
America Holdings 1                                        88,300      6,041,486
--------------------------------------------------------------------------------
Magellan Health
Services, Inc. 1                                          14,400        692,208
--------------------------------------------------------------------------------
Manor Care, Inc.                                          67,300      3,513,060
--------------------------------------------------------------------------------
McKesson Corp.                                         1,047,100     53,192,680
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                             58,000      2,656,400
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                  362,700     23,314,356
--------------------------------------------------------------------------------
Sierra Health Services,
Inc. 1                                                   123,600      5,302,440
--------------------------------------------------------------------------------
UnitedHealth Group,
Inc.                                                   2,289,794    118,954,798
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                      1,111,572     86,046,789
                                                                   -------------
                                                                    518,931,019

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.0%
Emdeon Corp. 1                                           172,100      2,039,385
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.7%
Abbott Laboratories                                    1,747,500     85,103,250
--------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                     86,300      1,807,122


            59 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
Pharmaceuticals Continued
Andrx Corp. 1                                             74,400   $  1,773,696
--------------------------------------------------------------------------------
Bristol-Myers Squibb
Co.                                                    1,776,800     38,645,400
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1                                          56,300      1,859,589
--------------------------------------------------------------------------------
Johnson & Johnson                                      2,762,944    178,651,959
--------------------------------------------------------------------------------
King Pharmaceuticals,
Inc. 1                                                   348,400      5,651,048
--------------------------------------------------------------------------------
Merck & Co., Inc.                                      3,380,250    137,069,138
--------------------------------------------------------------------------------
Pfizer, Inc.                                           5,765,545    158,898,420
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1                                     35,300        617,750
--------------------------------------------------------------------------------
Wyeth                                                    582,800     28,382,360
                                                                   -------------
                                                                    638,459,732

--------------------------------------------------------------------------------
INDUSTRIALS--13.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.9%
Alliant Techsystems,
Inc. 1                                                    58,700      4,489,963
--------------------------------------------------------------------------------
Armor Holdings, Inc. 1                                    28,500      1,506,795
--------------------------------------------------------------------------------
Boeing Co.                                             1,322,400     99,047,760
--------------------------------------------------------------------------------
General Dynamics
Corp.                                                    908,000     61,335,400
--------------------------------------------------------------------------------
Honeywell
International, Inc.                                      656,100     25,404,192
--------------------------------------------------------------------------------
Lockheed Martin
Corp.                                                    917,600     75,793,760
--------------------------------------------------------------------------------
Northrop Grumman
Corp.                                                    949,700     63,449,457
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                  40,700        736,263
--------------------------------------------------------------------------------
Raytheon Co.                                           1,330,800     62,827,068
--------------------------------------------------------------------------------
United Technologies
Corp.                                                    512,100     32,113,791
                                                                   -------------
                                                                    426,704,449

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.9%
EGL, Inc. 1                                               54,700      1,672,179
--------------------------------------------------------------------------------
FedEx Corp.                                              420,500     42,483,115
--------------------------------------------------------------------------------
United Parcel Service,
Inc., Cl. B                                              831,600     58,253,580
                                                                   -------------
                                                                    102,408,874

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
AIRLINES--0.2%
AMR Corp. 1                                              102,100   $  2,108,365
--------------------------------------------------------------------------------
Continental Airlines,
Inc., Cl. B 1,2                                          129,000      3,236,610
--------------------------------------------------------------------------------
Southwest Airlines Co.                                 1,016,300     17,602,316
--------------------------------------------------------------------------------
US Airways Group,
Inc. 1                                                    61,100      2,581,475
                                                                   -------------
                                                                     25,528,766

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Masco Corp.                                            1,645,100     45,092,191
--------------------------------------------------------------------------------
USG Corp. 1                                               67,800      3,457,800
                                                                   -------------
                                                                     48,549,991

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Administaff, Inc.                                         36,200      1,250,710
--------------------------------------------------------------------------------
Cendant Corp.                                            393,500        759,455
--------------------------------------------------------------------------------
Harland (John H.) Co.                                     24,400        911,584
--------------------------------------------------------------------------------
Ikon Office Solutions,
Inc.                                                      43,200        615,600
--------------------------------------------------------------------------------
Manpower, Inc.                                            96,400      5,698,204
--------------------------------------------------------------------------------
Republic Services, Inc.                                  108,000      4,188,240
--------------------------------------------------------------------------------
Robert Half
International, Inc.                                      120,700      3,734,458
--------------------------------------------------------------------------------
Waste Management,
Inc.                                                   1,087,500     37,279,500
                                                                   -------------
                                                                     54,437,751

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
EMCOR Group, Inc. 1                                       24,600      1,363,824
--------------------------------------------------------------------------------
Granite Construction,
Inc.                                                      69,900      3,750,135
--------------------------------------------------------------------------------
Quanta Services, Inc. 1                                  148,100      2,625,813
                                                                   -------------
                                                                      7,739,772

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.9%
Acuity Brands, Inc.                                       66,800      2,854,364
--------------------------------------------------------------------------------
Belden CDT, Inc.                                          35,700      1,275,918
--------------------------------------------------------------------------------
Cooper Industries
Ltd., Cl. A                                               38,300      3,136,004
--------------------------------------------------------------------------------
Emerson Electric Co.                                     692,300     56,872,445
--------------------------------------------------------------------------------
General Cable Corp. 1                                     40,100      1,545,053


            60 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
Hubbell, Inc., Cl. B                                      28,000   $  1,302,000
--------------------------------------------------------------------------------
Rockwell Automation,
Inc.                                                     502,100     28,308,398
--------------------------------------------------------------------------------
Smith (A.O.) Corp.                                        25,400      1,018,794
                                                                   -------------
                                                                     96,312,976

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.9%
3M Co.                                                 1,406,100    100,817,370
--------------------------------------------------------------------------------
General Electric Co.                                   8,884,500    302,606,070
--------------------------------------------------------------------------------
Textron, Inc.                                            187,500     15,723,750
--------------------------------------------------------------------------------
Tyco International Ltd.                                  529,700     13,851,655
                                                                   -------------
                                                                    432,998,845

--------------------------------------------------------------------------------
MACHINERY--1.9%
AGCO Corp. 1                                              67,900      1,687,315
--------------------------------------------------------------------------------
Caterpillar, Inc.                                        652,100     43,266,835
--------------------------------------------------------------------------------
Crane Co.                                                 20,700        827,586
--------------------------------------------------------------------------------
Cummins, Inc.                                             24,300      2,790,126
--------------------------------------------------------------------------------
Danaher Corp.                                            522,300     34,623,267
--------------------------------------------------------------------------------
Eaton Corp.                                              586,600     39,008,900
--------------------------------------------------------------------------------
Flowserve Corp. 1                                         38,300      1,958,662
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                              1,256,600     55,164,740
--------------------------------------------------------------------------------
Ingersoll-Rand Co.
Ltd., Cl. A                                              285,500     10,854,710
--------------------------------------------------------------------------------
Kaydon Corp.                                              31,600      1,204,276
--------------------------------------------------------------------------------
Manitowoc Co., Inc.
(The)                                                     39,100      1,728,220
--------------------------------------------------------------------------------
Paccar, Inc.                                             103,350      5,650,145
--------------------------------------------------------------------------------
SPX Corp.                                                116,200      6,135,360
--------------------------------------------------------------------------------
Toro Co. (The)                                            59,800      2,392,598
--------------------------------------------------------------------------------
Trinity Industries, Inc.                                  51,500      1,718,040
--------------------------------------------------------------------------------
Valmont Industries,
Inc.                                                      12,600        657,216
--------------------------------------------------------------------------------
Wabtec Corp.                                              57,400      1,619,254
                                                                   -------------
                                                                    211,287,250

--------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Arkansas Best Corp.                                       29,100      1,284,765
--------------------------------------------------------------------------------
Burlington Northern
Santa Fe Corp.                                           168,700     11,294,465
--------------------------------------------------------------------------------

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL Continued
CSX Corp.                                              1,197,800   $ 36,197,516
--------------------------------------------------------------------------------
Dollar Thrifty
Automotive Group,
Inc. 1                                                    13,100        559,108
--------------------------------------------------------------------------------
Laidlaw International,
Inc.                                                      72,400      1,954,800
--------------------------------------------------------------------------------
Norfolk Southern
Corp.                                                     37,100      1,585,283
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                       61,300      3,029,446
--------------------------------------------------------------------------------
Swift Transportation
Co., Inc. 1                                               60,700      1,407,633
                                                                   -------------
                                                                     57,313,016

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Applied Industrial
Technologies, Inc.                                        51,350      1,161,024
--------------------------------------------------------------------------------
WESCO International,
Inc. 1                                                    25,500      1,491,750
                                                                   -------------
                                                                      2,652,774

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.6%
Cisco Systems, Inc. 1                                  6,481,500    142,528,185
--------------------------------------------------------------------------------
CommScope, Inc. 1                                         76,700      2,240,407
--------------------------------------------------------------------------------
InterDigital
Communications
Corp. 1                                                   31,800      1,056,714
--------------------------------------------------------------------------------
Lucent Technologies,
Inc. 1                                                 3,420,300      7,969,299
--------------------------------------------------------------------------------
Motorola, Inc.                                         3,830,700     89,561,766
--------------------------------------------------------------------------------
Polycom, Inc. 1                                          159,800      3,801,642
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                         1,211,875     45,651,331
                                                                   -------------
                                                                    292,809,344

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.0%
Apple Computer, Inc. 1                                   209,000     14,180,650
--------------------------------------------------------------------------------
Dell, Inc. 1                                           4,411,500     99,479,325
--------------------------------------------------------------------------------
EMC Corp. 1                                            3,263,200     38,016,280
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                    4,215,000    154,100,400
--------------------------------------------------------------------------------
International Business
Machines Corp.                                         1,473,700    119,325,489
--------------------------------------------------------------------------------
Komag, Inc. 1                                             25,200        906,192


            61 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
NCR Corp. 1                                               83,200   $  2,894,528
--------------------------------------------------------------------------------
Western Digital Corp. 1                                  545,000      9,973,500
                                                                   -------------
                                                                    438,876,364

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies,
Inc. 1                                                   984,300     31,655,088
--------------------------------------------------------------------------------
Brightpoint, Inc.                                         75,000      1,248,000
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                     11,900        725,186
--------------------------------------------------------------------------------
Plexus Corp. 1                                            66,800      1,323,976
--------------------------------------------------------------------------------
Solectron Corp. 1                                      1,192,900      3,745,706
--------------------------------------------------------------------------------
Tech Data Corp. 1                                         74,400      2,595,816
                                                                   -------------
                                                                     41,293,772

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
Digital Insight Corp. 1                                   22,700        590,427
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                        238,200      1,750,770
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                    193,100     73,094,143
--------------------------------------------------------------------------------
RealNetworks, Inc. 1                                     111,700      1,232,051
--------------------------------------------------------------------------------
United Online, Inc.                                      198,000      2,271,060
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                         129,000      2,610,960
                                                                   -------------
                                                                     81,549,411

--------------------------------------------------------------------------------
IT SERVICES--1.1%
Affiliated Computer
Services, Inc., Cl. A 1                                   54,400      2,792,896
--------------------------------------------------------------------------------
Ceridian Corp. 1                                          92,500      2,207,975
--------------------------------------------------------------------------------
Computer Sciences
Corp. 1                                                  473,682     22,443,053
--------------------------------------------------------------------------------
Convergys Corp. 1                                        144,500      3,015,715
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                     41,400      1,114,488
--------------------------------------------------------------------------------
First Data Corp.                                       1,678,200     72,112,254
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                           154,500      6,824,265
--------------------------------------------------------------------------------
MoneyGram
International, Inc.                                       57,200      1,796,080
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                         84,100      1,182,446
--------------------------------------------------------------------------------
Paychex, Inc.                                            219,600      7,885,836
                                                                   -------------
                                                                    121,375,008

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp. 1                                          2,565,400   $ 37,993,574
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
Analog Devices, Inc.                                     391,700     12,001,688
--------------------------------------------------------------------------------
Applied Materials, Inc.                                  896,600     15,134,608
--------------------------------------------------------------------------------
Atmel Corp. 1                                            326,800      1,885,636
--------------------------------------------------------------------------------
Cymer, Inc. 1                                             63,700      2,621,255
--------------------------------------------------------------------------------
Freescale
Semiconductor, Inc.,
Cl. B 1                                                1,608,566     49,720,775
--------------------------------------------------------------------------------
Intel Corp.                                            5,691,200    111,206,048
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                    133,500      3,384,225
--------------------------------------------------------------------------------
Lam Research Corp. 1                                     156,500      6,696,635
--------------------------------------------------------------------------------
MEMC Electronic
Materials, Inc. 1                                        107,500      4,158,100
--------------------------------------------------------------------------------
Micron Technology,
Inc. 1                                                 2,270,700     39,237,696
--------------------------------------------------------------------------------
OmniVision
Technologies, Inc. 1,2                                   124,300      2,063,380
--------------------------------------------------------------------------------
ON Semiconductor
Corp. 1                                                  226,200      1,359,462
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                3,186,200    103,838,258
--------------------------------------------------------------------------------
Zoran Corp. 1                                             72,600      1,293,732
                                                                   -------------
                                                                    354,601,498

--------------------------------------------------------------------------------
SOFTWARE--3.6%
BEA Systems, Inc. 1                                      561,100      7,703,903
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                     222,300      5,917,626
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                          142,100      2,334,703
--------------------------------------------------------------------------------
Fair Isaac Corp.                                         110,500      3,868,605
--------------------------------------------------------------------------------
Intuit, Inc. 1                                         1,194,100     36,085,702
--------------------------------------------------------------------------------
Mentor Graphics
Corp. 1                                                   42,400        614,800
--------------------------------------------------------------------------------
Microsoft Corp.                                        8,636,654    221,875,641
--------------------------------------------------------------------------------
MicroStrategy, Inc.,
Cl. A 1                                                   10,000        912,000
--------------------------------------------------------------------------------
Oracle Corp. 1                                         6,817,200    106,689,180
--------------------------------------------------------------------------------
Reynolds & Reynolds
Co., Cl. A                                                30,900      1,185,324
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                         210,200      3,985,392


            62 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
TIBCO Software, Inc. 1                                   330,500   $  2,597,730
                                                                   -------------
                                                                    393,770,606

--------------------------------------------------------------------------------
MATERIALS--2.7%
--------------------------------------------------------------------------------
CHEMICALS--0.9%
Air Products &
Chemicals, Inc.                                          573,200     37,997,428
--------------------------------------------------------------------------------
Ecolab, Inc.                                              88,300      3,936,414
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                         53,800      1,034,574
--------------------------------------------------------------------------------
Hercules, Inc. 1                                          74,100      1,155,960
--------------------------------------------------------------------------------
NewMarket Corp.                                           21,500      1,331,495
--------------------------------------------------------------------------------
OM Group, Inc. 1                                          35,300      1,412,000
--------------------------------------------------------------------------------
PPG Industries, Inc.                                     437,400     27,713,664
--------------------------------------------------------------------------------
Rohm & Haas Co.                                          559,600     24,678,360
--------------------------------------------------------------------------------
Tronox, Inc., Cl. B                                       61,363        791,583
                                                                   -------------
                                                                    100,051,478

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc.                                     32,900      1,179,465
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
--------------------------------------------------------------------------------
Packaging Corp.
of America                                                39,700        918,658
--------------------------------------------------------------------------------
Pactiv Corp. 1                                           159,900      4,274,127
--------------------------------------------------------------------------------
Temple-Inland, Inc.                                       63,100      2,809,212
                                                                   -------------
                                                                      8,001,997

--------------------------------------------------------------------------------
METALS & MINING--1.7%
AK Steel Holding
Corp. 1                                                  214,600      2,706,106
--------------------------------------------------------------------------------
Carpenter Technology
Corp.                                                     52,300      5,012,432
--------------------------------------------------------------------------------
Chaparral Steel Co. 1                                     18,300      1,306,986
--------------------------------------------------------------------------------
Commercial Metals
Co.                                                       79,400      1,714,246
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc.,
Cl. B                                                    818,200     47,627,422
--------------------------------------------------------------------------------
Nucor Corp.                                              993,100     48,532,797
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                       452,200     40,471,900
--------------------------------------------------------------------------------
Quanex Corp.                                              73,650      2,528,405

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Reliance Steel &
Aluminum Co.                                             154,200   $  5,053,134
--------------------------------------------------------------------------------
Ryerson, Inc.                                             42,100        891,678
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc.                                          34,000      1,079,500
--------------------------------------------------------------------------------
Southern Copper
Corp. 2                                                  265,300     24,492,496
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                      57,300      3,024,867
--------------------------------------------------------------------------------
United States Steel
Corp.                                                     72,900      4,240,593
--------------------------------------------------------------------------------
Worthington
Industries, Inc.                                         129,800      2,480,478
                                                                   -------------
                                                                    191,163,040

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
MeadWestvaco Corp.                                        14,425        368,559
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
AT&T, Inc.                                             1,152,836     35,887,785
--------------------------------------------------------------------------------
BellSouth Corp.                                        1,250,800     50,932,576
--------------------------------------------------------------------------------
CenturyTel, Inc.                                         142,700      5,682,314
--------------------------------------------------------------------------------
Citizens
Communications Co.                                       322,500      4,447,275
--------------------------------------------------------------------------------
Embarq Corp. 1                                            93,991      4,431,676
--------------------------------------------------------------------------------
Qwest
Communications
International, Inc. 1                                  6,894,400     60,739,664
--------------------------------------------------------------------------------
Verizon Communications, Inc.                           1,910,000     67,193,800
                                                                   -------------
                                                                    229,315,090

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Leap Wireless
International, Inc. 1                                    15,700        726,282
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                    3,316,831     56,120,781
                                                                   -------------
                                                                     56,847,063

--------------------------------------------------------------------------------
UTILITIES--1.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
American Electric Power Co., Inc.                      1,264,000     46,110,720


            63 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Edison International, Inc.                            168,200   $     7,340,248
--------------------------------------------------------------------------------
Progress Energy, Inc.                                  45,000         1,994,850
--------------------------------------------------------------------------------
Progress Energy, Inc.,
Contingent Value Obligation 1,3                       680,100           210,831
                                                                ----------------
                                                                     55,656,649

--------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Constellation Energy Group, Inc.                      172,780        10,382,350
--------------------------------------------------------------------------------
Mirant Corp. 1                                          6,987           202,413

                                                                ----------------
                                                                     10,584,763

--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
ONEOK, Inc.                                           124,000         4,745,480
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
Alliant Energy Corp.                                   70,300         2,572,277
--------------------------------------------------------------------------------
Avista Corp.                                           26,100           632,664
--------------------------------------------------------------------------------
Duke Energy Corp.                                   1,228,400        36,852,000
--------------------------------------------------------------------------------
PG&E Corp.                                          1,011,800        42,424,773
                                                                ----------------
                                                                     82,481,714
                                                                ----------------
Total Common Stocks
(Cost $8,887,651,244)                                            11,056,228,317

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp.,
Dividend Equalization Preferred Shares 1
(Cost $0)                                             100,000               200

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc.
Wts., Exp. 1/2/10 1                                   485,800            58,296
--------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp.
12/10/07 1                                             68,554            16,110
                                                                ----------------
Total Rights, Warrants and Certificates
(Cost $0)                                                                74,406

                                                      PRINCIPAL             VALUE
                                                         AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
--------------------------------------------------------------------------------
Undivided interest of 4.86% in joint repurchase
agreement (Principal Amount/Value
$1,235,729,000, with a maturity value of
$1,235,908,181) with UBS Warburg LLC, 5.22%,
dated 8/31/06, to be repurchased at $60,067,709 on
9/1/06, collateralized by Federal National
Mortgage Assn., 6%-7%, 3/1/36-8/1/36, with a
value of $ 1,262,388,232
(Cost $60,059,000)                                  $60,059,000   $    60,059,000
---------------------------------------------------------------------------------
Total at Value (excluding Investments
Purchased with Cash Collateral
from Securities Loaned)
(Cost $8,947,710,244)                                              11,116,361,923
---------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.3% 4
---------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
Undivided interest of 0.47% in joint repurchase
agreement (Principal Amount/Value $3,200,000,000,
with a maturity value of $3,200,470,222)
with  Nomura Securities, 5.29% dated
8/31/06, to be repurchased at $15,161,897 on
9/1/06, collateralized Agency by U.S. Agency
Mortgages, 0.00%-22.12%, 3/15/14-6/25/43, with a
value of $3,264,000,000                              15,159,669        15,159,669
---------------------------------------------------------------------------------
Undivided interest of 2% in joint repurchase
agreement (Principal Amount/Value $1,000,000,000
with a maturity value of $1,000,147,222)
with ING Financial Markets LLC, 5.30%, dated
8/31/06, to be repurchased at
$20,002,944 on 9/1/06, collateralized by U.S.
Agency Mortgages, 4.50%-6.50%, 10/1/18-8/1/36,
with a value of $1,020,000,530                       20,000,000        20,000,000
                                                                  ---------------
Total Investments Purchased with Cash
Collateral from Securities Loaned
(Cost $35,159,669)                                                     35,159,669
---------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $8,982,869,913)                                     100.3%   11,151,521,592
---------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      (0.3)     (33,532,813)
                                                    -----------------------------
NET ASSETS                                                100.0%  $11,117,988,779
                                                    =============================


            64 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of  accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of August 31, 2006 was $210,831, which represents less than 0.005% of the Fund's net assets. See Note 6 of accompanying Notes.

4. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            65 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF ASSETS AND LIABILITIES  August 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $8,982,869,913)--see accompanying
statement of investments                                        $11,151,521,592
--------------------------------------------------------------------------------
Cash                                                                  6,489,068
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     31,455,426
Interest and dividends                                               23,922,875
Shares of capital stock sold                                          3,170,662
Other                                                                   248,188
                                                                ----------------
Total assets                                                     11,216,807,811

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Return of collateral for securities loaned                           35,159,669
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                38,768,650
Shares of capital stock redeemed                                     17,072,256
Distribution and service plan fees                                    4,337,993
Transfer and shareholder servicing agent fees                         1,776,936
Shareholder communications                                            1,388,003
Directors' compensation                                                 180,682
Other                                                                   134,843
                                                                ----------------
Total liabilities                                                    98,819,032

--------------------------------------------------------------------------------
NET ASSETS                                                      $11,117,988,779
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of capital stock                            $     2,863,907
--------------------------------------------------------------------------------
Additional paid-in capital                                        8,798,259,296
--------------------------------------------------------------------------------
Accumulated net investment income                                    60,937,269
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                87,276,628
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies          2,168,651,679
                                                                ----------------
NET ASSETS                                                      $11,117,988,779
                                                                ================


            66 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,680,185,754 and 196,331,107 shares of capital stock
outstanding)                                                             $39.12
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                       $41.51
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,453,678,953 and 38,382,223 shares of capital stock
outstanding)                                                             $37.87
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,107,961,412 and 29,299,617 shares of capital stock
outstanding)                                                             $37.81
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $207,339,336 and 5,373,522 shares of capital stock
outstanding)                                                             $38.59
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $668,823,324 and 17,004,216 shares of
capital stock outstanding)                                               $39.33

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            67 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF OPERATIONS For the Year Ended August 31, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $126,160)                  $209,366,981
---------------------------------------------------------------------------------------
Interest                                                                     2,782,808
---------------------------------------------------------------------------------------
Other income                                                                   402,396
---------------------------------------------------------------------------------------
Portfolio lending fees                                                         240,310
                                                                          -------------
Total investment income                                                    212,792,495

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                             52,454,061
---------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                     19,214,558
Class B                                                                     16,846,996
Class C                                                                     11,606,867
Class N                                                                        971,045
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                     15,025,246
Class B                                                                      3,525,610
Class C                                                                      2,172,783
Class N                                                                        493,473
Class Y                                                                        145,370
---------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                      1,806,216
Class B                                                                        711,081
Class C                                                                        231,054
Class N                                                                         16,585
---------------------------------------------------------------------------------------
Directors' compensation                                                        158,294
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                     87,691
---------------------------------------------------------------------------------------
Administration service fees                                                      1,500
---------------------------------------------------------------------------------------
Other                                                                          458,954
                                                                          -------------
Total expenses                                                             125,927,384
Less reduction to custodian expenses                                            (3,234)
                                                                          -------------
Net expenses                                                               125,924,150

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       86,868,345


            68 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                               $884,229,163
Foreign currency transactions                                                2,757,660
                                                                          -------------
Net realized gain                                                          886,986,823
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 20,468,867
Translation of assets and liabilities denominated in foreign currencies     (2,030,633)
                                                                          -------------
Net change in unrealized appreciation                                       18,438,234

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $992,293,402
                                                                          =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            69 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                     2006              2005
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                          $    86,868,345   $   137,515,097
-------------------------------------------------------------------------------------------------
Net realized gain                                                  886,986,823       555,738,759
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               18,438,234       607,039,907
                                                               ---------------------------------
Net increase in net assets resulting from operations               992,293,402     1,300,293,763

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                            (78,299,257)      (92,759,936)
Class B                                                             (1,493,470)       (6,840,949)
Class C                                                             (3,049,966)       (6,104,306)
Class N                                                             (1,478,142)       (1,600,231)
Class Y                                                             (7,871,769)       (9,431,972)

-------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                           (740,971,280)     (330,754,330)
Class B                                                           (656,284,844)     (825,679,905)
Class C                                                           (189,937,693)     (158,653,723)
Class N                                                             14,934,343        10,302,309
Class Y                                                            143,274,771      (138,236,214)

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total decrease                                                    (528,883,905)     (259,465,494)
-------------------------------------------------------------------------------------------------
Beginning of period                                             11,646,872,684    11,906,338,178
                                                               ----------------------------------
End of period (including accumulated net investment income
of $60,937,269 and $66,534,667, respectively)                  $11,117,988,779   $11,646,872,684
                                                               ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            70 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED AUGUST 31,                        2006          2005          2004            2003          2002
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    36.18    $    32.78    $    29.62      $    27.90    $    32.15
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .35 1         .47 1         .26             .22           .16
Net realized and unrealized gain (loss)                2.96          3.34          3.10            1.69         (4.29)
                                                 -----------------------------------------------------------------------
Total from investment operations                       3.31          3.81          3.36            1.91         (4.13)
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.37)         (.41)         (.20)           (.19)         (.07)
Distributions from net realized gain                     --            --            --              --          (.05)
                                                 -----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.37)         (.41)         (.20)           (.19)         (.12)
------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $    39.12    $    36.18    $    32.78      $    29.62    $    27.90
                                                 =======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     9.19%        11.68%        11.37%           6.93%       (12.90)%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $7,680,186    $7,810,714    $7,384,256      $7,033,312    $6,443,983
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $7,845,096    $7,759,230    $7,521,103      $6,310,359    $7,203,226
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  0.93%         1.36%         0.75%           0.87%         0.52%
Total expenses                                         0.92% 4       0.92% 4       0.93% 4,5       0.97% 4       0.99% 4
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  84%           79%           76%             94%           78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            71 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS B   YEAR ENDED AUGUST 31,                         2006          2005          2004            2003        2002
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    34.99    $    31.67    $    28.68      $    27.04  $    31.34
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .05 1         .20 1        (.21)           (.13)       (.20)
Net realized and unrealized gain (loss)                 2.86          3.21          3.20            1.77       (4.05)
                                                  ---------------------------------------------------------------------
Total from investment operations                        2.91          3.41          2.99            1.64       (4.25)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.03)         (.09)           --              --          --
Distributions from net realized gain                      --            --            --              --        (.05)
                                                  ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.03)         (.09)           --              --        (.05)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    37.87    $    34.99    $    31.67      $    28.68  $    27.04
                                                  =====================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      8.32%        10.79%        10.43%           6.06%     (13.58)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,453,679    $1,968,829    $2,558,206      $2,941,765  $3,510,800
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,685,648    $2,295,269    $2,884,434      $2,964,666  $4,607,653
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                            0.13%         0.59%        (0.10)%          0.04%      (0.25)%
Total expenses                                          1.71% 4       1.72% 4       1.78% 4,5       1.81% 4     1.75% 4
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   84%           79%           76%             94%         78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            72 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

CLASS C   YEAR ENDED AUGUST 31,                         2006           2005           2004             2003           2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    34.98     $    31.71     $    28.69       $    27.03     $    31.33
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .07 1          .21 1         (.03)              --           (.11)
Net realized and unrealized gain (loss)                 2.85           3.22           3.05             1.66          (4.14)
                                                  ---------------------------------------------------------------------------
Total from investment operations                        2.92           3.43           3.02             1.66          (4.25)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.09)          (.16)            --               --             --
Distributions from net realized gain                      --             --             --               --           (.05)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.09)          (.16)            --               --           (.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    37.81     $    34.98     $    31.71       $    28.69     $    27.03
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      8.36%         10.83%         10.53%            6.14%        (13.58)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,107,962     $1,206,335     $1,241,930       $1,188,826     $1,198,517
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,163,337     $1,250,845     $1,278,659       $1,111,131     $1,432,566
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                            0.18%          0.62%         (0.01)%           0.09%         (0.24)%
Total expenses                                          1.67% 4        1.67% 4        1.70% 4,5        1.74% 4        1.75% 4
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   84%            79%            76%              94%            78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            73 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS N   YEAR ENDED AUGUST 31,                     2006        2005        2004       2003      2002
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  35.71    $  32.39    $  29.33   $ 27.72   $ 32.09
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .24 1       .35 1       .15       .20       .12
Net realized and unrealized gain (loss)               2.92        3.30        3.05      1.65     (4.31)
                                                  ------------------------------------------------------
Total from investment operations                      3.16        3.65        3.20      1.85     (4.19)
--------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.28)       (.33)       (.14)     (.24)     (.13)
Distributions from net realized gain                    --          --          --        --      (.05)
                                                  ------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.28)       (.33)       (.14)     (.24)     (.18)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  38.59    $  35.71    $  32.39   $ 29.33   $ 27.72
                                                  ======================================================

--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    8.87%      11.30%      10.93%     6.78%   (13.15)%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $207,339    $177,463    $150,955   $79,188   $43,464
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $194,639    $168,866    $122,478   $60,950   $28,141
--------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 0.63%       1.02%       0.38%     0.65%     0.28%
Total expenses                                        1.22%       1.26%       1.31%     1.23%     1.24%
Expenses after payments and waivers
and reduction to custodian expenses                   1.22%       1.26%       1.31%     1.18%     1.24%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 84%         79%         76%       94%       78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            74 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

CLASS Y   YEAR ENDED AUGUST 31,                     2006        2005        2004       2003       2002
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  36.38    $  32.93    $  29.75   $  28.02   $  32.28
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .52 1       .64 1       .34        .11        .19
Net realized and unrealized gain (loss)               2.96        3.34        3.13       1.86      (4.28)
                                                  --------------------------------------------------------
Total from investment operations                      3.48        3.98        3.47       1.97      (4.09)
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.53)       (.53)       (.29)      (.24)      (.12)
Distributions from net realized gain                    --          --          --         --       (.05)
                                                  --------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.53)       (.53)       (.29)      (.24)      (.17)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  39.33    $  36.38    $  32.93   $  29.75   $  28.02
                                                  ========================================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    9.63%      12.15%      11.69%      7.11%    (12.74)%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $668,823    $483,532    $570,991   $441,460   $225,298
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $594,018    $496,349    $558,130   $242,029   $227,835
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 1.38%       1.82%       1.07%      1.01%      0.74%
Total expenses                                        0.49%       0.53%       0.60%      0.87%      0.92%
Expenses after payments and waivers
and reduction to custodian expenses                   0.49%       0.53%       0.60%      0.83%      0.78%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 84%         79%         76%        94%        78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            75 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ(R) prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


            76 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


            77 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
     ----------------------------------------------------------------------
     $61,133,133       $200,536,986                $--       $2,055,391,319

1. During the fiscal year ended August 31, 2006, the Fund utilized $669,602,504 of capital loss carryforward to offset capital gains realized in that fiscal year. a

     a. Includes $489,935 of capital loss carryforwards acquired in the September 4, 2003 merger of Oppenheimer Trinity Core Fund.

2. During the fiscal year ended August 31, 2005, the Fund utilized $557,605,412 of capital loss carryforward to offset capital gains realized in that fiscal year. b

     b. Includes $489,935 of capital loss carryforwards acquired in the September 4, 2003 merger of Oppenheimer Trinity Core Fund.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                  REDUCTION TO       REDUCTION TO
                                   ACCUMULATED    ACCUMULATED NET
              INCREASE TO       NET INVESTMENT      REALIZED GAIN
              PAID-IN CAPITAL           INCOME   ON INVESTMENTS 3
              ---------------------------------------------------
              $28,913,271             $273,139        $28,640,132

3. $28,423,336, all of which long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended August 31, 2006 and August 31, 2005 was as follows:


            78 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                          YEAR ENDED        YEAR ENDED
                                     AUGUST 31, 2006   AUGUST 31, 2005
          ------------------------------------------------------------
          Distributions paid from:
          Ordinary income                $92,192,604      $116,737,394

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

          Federal tax cost of securities   $9,096,130,273
                                           ===============
          Gross unrealized appreciation    $2,141,287,659
          Gross unrealized depreciation       (85,896,340)
                                           ---------------
          Net unrealized appreciation      $2,055,391,319
                                           ===============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated


            79 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                              YEAR ENDED AUGUST 31, 2006      YEAR ENDED AUGUST 31, 2005
                                SHARES            AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                        26,624,100   $ 1,007,441,844    42,130,880   $ 1,462,992,163
Dividends and/or
distributions reinvested     1,913,771        71,938,634     2,447,641        85,153,420
Redeemed                   (48,081,986)   (1,820,351,758)  (53,958,588)   (1,878,899,913)
                           --------------------------------------------------------------
Net decrease               (19,544,115)  $  (740,971,280)   (9,380,067)  $  (330,754,330)
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                         4,058,713   $   149,179,170     6,104,800   $   205,311,660
Dividends and/or
distributions reinvested        38,325         1,403,097       186,907         6,324,963
Redeemed                   (21,981,611)     (806,867,111)  (30,807,076)   (1,037,316,528)
                           --------------------------------------------------------------
Net decrease               (17,884,573)  $  (656,284,844)  (24,515,369)  $  (825,679,905)
                           ==============================================================


            80 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                              YEAR ENDED AUGUST 31, 2006      YEAR ENDED AUGUST 31, 2005
                                SHARES            AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------
CLASS C
Sold                         2,576,737     $  94,490,367     3,496,633     $ 117,639,447
Dividends and/or
distributions reinvested        72,361         2,644,058       155,120         5,247,695
Redeemed                    (7,833,508)     (287,072,118)   (8,335,048)     (281,540,865)
                           --------------------------------------------------------------
Net decrease                (5,184,410)    $(189,937,693)   (4,683,295)    $(158,653,723)
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS N
Sold                         2,043,767     $  76,211,483     1,948,358     $  66,956,350
Dividends and/or
distributions reinvested        38,592         1,434,091        45,108         1,553,077
Redeemed                    (1,677,909)      (62,711,231)   (1,684,370)      (58,207,118)
                           --------------------------------------------------------------
Net increase                   404,450     $  14,934,343       309,096     $  10,302,309
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS Y
Sold                         8,687,755     $ 331,059,516    11,089,312     $ 389,600,005
Dividends and/or
distributions reinvested       202,236         7,618,220       270,489         9,431,944
Redeemed                    (5,178,566)     (195,402,965)  (15,404,677)     (537,268,163)
                           --------------------------------------------------------------
Net increase (decrease)      3,711,425     $ 143,274,771    (4,044,876)    $(138,236,214)
                           ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2006, were as follows:

                                       PURCHASES             SALES
          --------------------------------------------------------
          Investment securities   $9,544,262,280   $10,940,974,355

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

          FEE SCHEDULE
          ----------------------------------------
          Up to $200 million of net assets   0.65%
          Next $150 million of net assets    0.60
          Next $150 million of net assets    0.55
          Over $500 million of net assets    0.45

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2006, the Fund paid $21,576,257 to OFS for services to the Fund.


            81 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

     Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2006 for Class B, Class C and Class N shares were $25,080,059, $33,510,768 and $3,136,495, respectively.
Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


            82 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                        CLASS A         CLASS B         CLASS C         CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
August 31, 2006      $2,227,854         $48,214      $3,727,258        $107,245         $68,399
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     As of August 31, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of August 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value


            83 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. SECURITIES LENDING Continued

of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of August 31, 2006, the Fund had on loan securities valued at $35,274,309, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold." Collateral of $35,159,669 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of August 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


            84 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

     In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

     The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            85 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER MAIN STREET FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Fund, a series of Oppenheimer Main Street Funds, Inc., including the statement of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
October 16, 2006


            86 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $12,000 in fiscal 2006 and $21,500 in fiscal 2005

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $5,000 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: seed money audit.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $1,092 in fiscal 2006 and no such fees in fiscal 2006 to the registrant.

The principal accountant for the audit of the registrant's annual financial statements billed $2,625 in fiscal 2006 and no such fees in 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $3,717 in fiscal 2006 and $5,000 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

      Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust III


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006


By:   /S/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 10/16/2006